United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/20

Date of Reporting Period: Six months ended 01/31/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2020
Share Class | Ticker	A | QAACX	C | QCACX	Institutional | QIACX	R6 | QKACX

Federated MDT All Cap Core Fund
Fund Established 2002

A Portfolio of Federated MDT Series
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated MDT All Cap Core Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2019 through January 31, 2020. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At January 31, 2020, the Fund's index composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	23.2%
Financials	13.9%
Health Care	13.7%
Consumer Discretionary	10.6%
Communication Services	9.6%
Industrials	8.5%
Consumer Staples	6.0%
Real Estate	4.4%
Energy	3.1%
Materials	2.7%
Utilities	2.1%
Securities Lending Collateral[2]	1.7%
Cash Equivalents[3]	1.9%
Other Assets and Liabilities—Net[4]	(1.4)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—97.8%
		Communication Services—9.6%
4,853	[1]	AMC Networks, Inc.	$177,571
24,694		AT&T, Inc.	928,988
9,446	[1]	Alphabet, Inc., Class A	13,534,040
755		Cable One, Inc.	1,286,543
16,597	[1]	Charter Communications, Inc.	8,588,284
20,698	[1]	Facebook, Inc.	4,179,133
43,653	[1]	MSG Networks, Inc.	663,962
16,240	[1]	Take-Two Interactive Software, Inc.	2,024,153
47,627		Verizon Communications, Inc.	2,830,949
		TOTAL	34,213,623
		Consumer Discretionary—10.6%
490	[1]	Amazon.com, Inc.	984,273
12,149	[1]	American Outdoor Brands Corp.	114,444
2,888	[1]	AutoZone, Inc.	3,055,389
381	[1]	Booking Holdings, Inc.	697,440
8,596	[1]	Burlington Stores, Inc.	1,869,372
5,285	[1]	Crocs, Inc.	200,354
691		Dollar General Corp.	106,006
17,549		Dunkin' Brands Group, Inc.	1,370,401
68,505		eBay, Inc.	2,299,028
35,900		Ford Motor Co.	316,638
9,671	[1]	Fossil, Inc.	65,086
37,463		General Motors Co.	1,250,890
15,062		Goodyear Tire & Rubber Co.	197,764
15,827		Harley-Davidson, Inc.	528,622
2,086	[1]	Libbey, Inc.	2,774
39,279		Lowe's Cos., Inc.	4,565,791
5,328	[1]	Lululemon Athletica, Inc.	1,275,470
5,438		Nike, Inc., Class B	523,679
11,575	[1]	O'Reilly Automotive, Inc.	4,700,608
1,517	[1]	Planet Fitness, Inc.	122,558
5,153		Pulte Group, Inc.	230,081
10,652	[1,2]	RH	2,223,605
18,906		Starbucks Corp.	1,603,796
28,168		Target Corp.	3,119,324
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
26,258	[1]	Tempur Sealy International, Inc.	$2,405,758
31,450		Wyndham Destinations, Inc.	1,526,269
20,429		Yum! Brands, Inc.	2,160,775
		TOTAL	37,516,195
		Consumer Staples—6.0%
15,450		Church and Dwight, Inc.	1,146,699
40,410		Colgate-Palmolive Co.	2,981,450
700		Costco Wholesale Corp.	213,864
17,398	[1]	Dean Foods Co.	5,202
23,978		Estee Lauder Cos., Inc., Class A	4,679,547
7,300		Fresh Del Monte Produce, Inc.	229,074
2,606		Hershey Foods Corp.	404,373
2,069		Ingredion, Inc.	182,072
57,196		Kimberly-Clark Corp.	8,192,755
16,514		Lamb Weston Holdings, Inc.	1,507,893
5,374		PepsiCo, Inc.	763,215
2,887		Procter & Gamble Co.	359,778
8,969		Sysco Corp.	736,714
		TOTAL	21,402,636
		Energy—3.1%
1,415	[1,2]	Chaparral Energy, Inc.	1,458
21,937		Chevron Corp.	2,350,330
43,030		EOG Resources, Inc.	3,137,317
16,696		HollyFrontier Corp.	749,984
3,810		Phillips 66	348,120
51,270		Valero Energy Corp.	4,322,574
		TOTAL	10,909,783
		Financials—13.9%
1,856	[1]	Alleghany Corp.	1,480,457
80,989		Allstate Corp.	9,600,436
10,881		American Express Co.	1,413,115
44,404		American International Group, Inc.	2,231,745
20,560		Ameriprise Financial, Inc.	3,400,830
7,709	[1]	Athene Holding Ltd.	335,804
12,812		Bank of America Corp.	420,618
5,256		BlackRock, Inc.	2,771,752
13,408		Capital One Financial Corp.	1,338,118
66,976		Citigroup, Inc.	4,983,684
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
30,778		Citizens Financial Group, Inc.	$1,147,404
2,705		Discover Financial Services	203,227
4,870		Everest Re Group Ltd.	1,346,896
29,600		Fifth Third Bancorp	842,120
12,192	[1]	Green Dot Corp.	366,735
18,837		Huntington Bancshares, Inc.	255,618
2,767		JPMorgan Chase & Co.	366,240
31,515		KeyCorp	589,646
2,206		LPL Investment Holdings, Inc.	203,239
1,186		MSCI, Inc., Class A	338,959
35,165		MetLife, Inc.	1,748,052
991		NASDAQ, Inc.	115,412
25,900		Navient Corp.	372,442
31,085		Popular, Inc.	1,739,517
1,810		Principal Financial Group, Inc.	95,839
17,482		Progressive Corp., OH	1,410,622
32,585		Prudential Financial, Inc.	2,967,190
6,652		Reinsurance Group of America	958,221
18,706		RenaissanceRe Holdings Ltd.	3,543,665
6,646		State Street Corp.	502,637
6,141		The Hartford Financial Services Group, Inc.	364,038
44,337	[2]	Zions Bancorporation, N.A.	2,016,890
		TOTAL	49,471,168
		Health Care—13.7%
28,317	[1]	Alexion Pharmaceuticals, Inc.	2,814,427
1,153	[1,2]	Amedisys, Inc.	203,493
17,056		AmerisourceBergen Corp.	1,459,311
2,085		Amgen, Inc.	450,464
969	[1]	Biogen, Inc.	260,516
4,174		Bristol-Myers Squibb Co.	262,753
26,779		Cardinal Health, Inc.	1,371,352
1,878		Chemed Corp.	877,101
5,394	[1]	Davita, Inc.	430,819
1,911		Dentsply Sirona, Inc.	107,016
457	[1]	Dexcom, Inc.	110,023
15,524		Eli Lilly & Co.	2,167,771
1,272	[1]	Global Blood Therapeutics, Inc.	83,011
49,283		HCA Healthcare, Inc.	6,840,480
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
1,055	[1]	IQVIA Holdings, Inc.	$163,789
15,052	[1]	Incyte Genomics, Inc.	1,099,850
2,596	[1]	Intuitive Surgical, Inc.	1,453,189
14,274	[1]	Jazz Pharmaceuticals PLC.	2,046,178
17,153		McKesson Corp.	2,446,189
31,663		Medtronic PLC	3,655,177
12,051		Merck & Co., Inc.	1,029,637
1,156	[1]	Regeneron Pharmaceuticals, Inc.	390,659
5,284	[1]	Repligen Corp.	530,461
8,381	[1]	Seattle Genetics, Inc.	908,417
32,235		Stryker Corp.	6,791,914
11,228	[1]	Tenet Healthcare Corp.	355,254
740	[1]	Varian Medical Systems, Inc.	104,022
25,975	[1]	Vertex Pharmaceuticals, Inc.	5,897,624
33,230		Zoetis, Inc.	4,459,798
		TOTAL	48,770,695
		Industrials—8.5%
1,845		3M Co.	292,728
9,410		AGCO Corp.	660,017
6,957		Allison Transmission Holdings, Inc.	307,499
7,456	[1,2]	Cimpress PLC	891,961
7,671	[2]	Cintas Corp.	2,139,979
19,763		Delta Air Lines, Inc.	1,101,590
5,086		Deluxe Corp.	245,145
10,058		Fluor Corp.	179,938
1,696		GATX Corp.	129,117
4,208	[1]	Generac Holdings, Inc.	435,907
4,277		General Dynamics Corp.	750,357
41,740		HEICO Corp.	5,110,228
21,800	[1]	Jet Blue Airways Corp.	432,294
1,620		Kansas City Southern Industries, Inc.	273,278
6,829		Kennametal, Inc.	213,679
5,427		Lennox International, Inc.	1,264,383
20,637		Lockheed Martin Corp.	8,835,112
785	[2]	Northrop Grumman Corp.	294,037
588		Parker-Hannifin Corp.	115,066
9,211		Rockwell Automation, Inc.	1,765,380
14,360	[1]	SPX Corp.	704,645
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
3,425		SkyWest, Inc.	$188,957
698	[1]	Teledyne Technologies, Inc.	254,812
3,706		TransUnion	339,840
8,090	[1]	United Airlines Holdings, Inc.	605,132
22,179		United Parcel Service, Inc.	2,295,970
1,141	[1,2]	United Rentals, Inc.	154,822
328		W.W. Grainger, Inc.	99,276
3,060	[1]	WESCO International, Inc.	148,135
		TOTAL	30,229,284
		Information Technology—23.2%
1,473	[1]	Adobe, Inc.	517,229
4,811	[1]	Akamai Technologies, Inc.	449,107
32,728	[1]	Ansys, Inc.	8,978,272
22,146		Apple, Inc.	6,854,408
11,471	[1]	Autodesk, Inc.	2,258,066
11,375		Automatic Data Processing, Inc.	1,949,561
17,410		Booz Allen Hamilton Holding Corp.	1,358,676
1,623		CDW Corp.	211,720
72,561	[1]	Cadence Design Systems, Inc.	5,232,374
6,124	[1]	Ceridian HCM Holding, Inc.	448,828
28,909	[1]	Cirrus Logic, Inc.	2,220,500
10,141	[1]	Dell Technologies, Inc.	494,577
13,052	[1]	DocuSign, Inc.	1,024,713
535	[1]	EPAM Systems, Inc.	122,055
49,477	[1]	Fortinet, Inc.	5,707,667
44,378	[2]	HP, Inc.	946,139
5,718	[1]	Inphi Corp.	434,339
36,006		Intel Corp.	2,301,864
12,381		Intuit, Inc.	3,471,385
19,457		KLA Corp.	3,224,803
30,159	[1]	Keysight Technologies, Inc.	2,804,485
7,588		Lam Research Corp.	2,262,818
27,375		Mastercard, Inc.	8,648,858
4,678	[1]	Micron Technology, Inc.	248,355
32,569		Microsoft Corp.	5,544,221
7,153		NVIDIA Corp.	1,691,184
21,155		Paychex, Inc.	1,814,464
7,202	[1]	Paycom Software, Inc.	2,291,388
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
10,065	[1]	Salesforce.com, Inc.	$1,834,950
4,200	[1]	Sanmina Corp.	133,728
4,729	[1]	Synopsys, Inc.	697,575
7,718		Teradyne, Inc.	509,311
11,798		Universal Display Corp.	2,078,454
27,428		Vishay Intertechnology, Inc.	556,514
11,900	[1]	WEX, Inc.	2,581,348
18,900		Western Union Co.	508,410
		TOTAL	82,412,346
		Materials—2.7%
40,800		Domtar, Corp.	1,420,656
120,464		DuPont de Nemours, Inc.	6,165,348
2,699		Scotts Miracle-Gro Co.	331,275
2,892		Sherwin-Williams Co.	1,610,815
		TOTAL	9,528,094
		Real Estate—4.4%
6,510		American Tower Corp.	1,508,627
8,656	[2]	Crown Castle International Corp.	1,297,015
23,904		Essex Property Trust, Inc.	7,404,503
4,637		Mid-American Apartment Communities, Inc.	636,243
1,216		ProLogis, Inc.	112,942
1,336		Realty Income Corp.	104,756
7,277		SBA Communications, Corp.	1,816,048
30,610		SL Green Realty Corp.	2,817,344
2,057		UDR, Inc.	98,551
		TOTAL	15,796,029
		Utilities—2.1%
24,600		AES Corp.	488,556
43,908		Consolidated Edison Co.	4,127,352
30,424		Exelon Corp.	1,447,878
18,501		NiSource, Inc.	542,264
2,481	[2]	Pinnacle West Capital Corp.	242,369
31,946		Vistra Energy Corp.	719,424
		TOTAL	7,567,843
		TOTAL COMMON STOCKS (IDENTIFIED COST $318,200,427)	347,817,696
		INVESTMENT COMPANIES—3.6%
5,941,459		Federated Government Obligations Fund, Premier Shares, 1.49%[3]	5,941,459
Semi-Annual Shareholder Report
7

Shares		Value
	INVESTMENT COMPANIES—continued
6,739,555	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.71%[3]	$6,741,577
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $12,683,036)	12,683,036
	TOTAL INVESTMENT IN SECURITIES—101.4% (IDENTIFIED COST $330,883,463)[4]	360,500,732
	OTHER ASSETS AND LIABILITIES - NET—(1.4)%[5]	(5,033,764)
	TOTAL NET ASSETS—100%	$355,466,968
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2020, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 7/31/2019	491,528	7,701,438	8,192,966
Purchases/Additions	24,787,590	35,388,949	60,176,539
Sales/Reductions	(19,337,659)	(36,350,832)	(55,688,491)
Balance of Shares Held 1/31/2020	5,941,459	6,739,555	12,681,014
Value	$5,941,459	$6,741,577	$12,683,036
Change in Unrealized Appreciation/Depreciation	N/A	$—	$—
Net Realized Gain/(Loss)	N/A	$(402)	$(402)
Dividend Income	$10,451	$43,197	$53,648
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Semi-Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$29.90	$30.01	$24.95	$21.77	$22.10	$20.47
Income From Investment Operations:
Net investment income	0.05[1]	0.16[1]	0.09[1]	0.26	0.19[1]	0.11[1]
Net realized and unrealized gain (loss)	1.20	1.81	5.08	3.11	(0.33)	1.55
TOTAL FROM INVESTMENT OPERATIONS	1.25	1.97	5.17	3.37	(0.14)	1.66
Less Distributions:
Distributions from net investment income	(0.11)	(0.07)	(0.11)	(0.19)	(0.19)	(0.03)
Distributions from net realized gain	(0.84)	(2.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.95)	(2.08)	(0.11)	(0.19)	(0.19)	(0.03)
Net Asset Value, End of Period	$30.20	$29.90	$30.01	$24.95	$21.77	$22.10
Total Return[2]	4.25%	7.80%	20.78%	15.56%	(0.61)%	8.10%
Ratios to Average Net Assets:
Net expenses	1.04%[3]	1.08%	1.36%	1.38%	1.35%	1.35%
Net investment income	0.35%[3]	0.57%	0.31%	0.69%	0.94%	0.51%
Expense waiver/reimbursement[4]	0.18%[3]	0.24%	0.00%[5]	0.00%[5]	0.03%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$79,010	$69,221	$40,539	$33,799	$33,753	$40,433
Portfolio turnover	57%	87%	82%	77%	62%	76%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$27.99	$28.37	$23.66	$20.66	$21.00	$19.57
Income From Investment Operations:
Net investment income (loss)	(0.06)[1]	(0.05)[1]	(0.11)[1]	(0.19)	0.03[1]	(0.05)[1]
Net realized and unrealized gain (loss)	1.13	1.68	4.82	3.23	(0.33)	1.48
TOTAL FROM INVESTMENT OPERATIONS	1.07	1.63	4.71	3.04	(0.30)	1.43
Less Distributions:
Distributions from net investment income	—	—	—	(0.04)	(0.04)	—
Distributions from net realized gain	(0.84)	(2.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.84)	(2.01)	—	(0.04)	(0.04)	—
Net Asset Value, End of Period	$28.22	$27.99	$28.37	$23.66	$20.66	$21.00
Total Return[2]	3.89%	6.96%	19.91%	14.72%	(1.43)%	7.31%
Ratios to Average Net Assets:
Net expenses	1.79%[3]	1.85%	2.09%	2.13%	2.14%	2.11%
Net investment income (loss)	(0.40)%[3]	(0.20)%	(0.41)%	(0.06)%	0.15%	(0.26)%
Expense waiver/reimbursement[4]	0.19%[3]	0.24%	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$34,138	$32,178	$39,625	$36,440	$36,846	$41,509
Portfolio turnover	57%	87%	82%	77%	62%	76%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$30.29	$30.37	$25.24	$22.02	$22.37	$20.71
Income From Investment Operations:
Net investment income	0.10[1]	0.25[1]	0.16[1]	0.39	0.25[1]	0.18[1]
Net realized and unrealized gain (loss)	1.22	1.81	5.16	3.09	(0.34)	1.57
TOTAL FROM INVESTMENT OPERATIONS	1.32	2.06	5.32	3.48	(0.09)	1.75
Less Distributions:
Distributions from net investment income	(0.19)	(0.13)	(0.19)	(0.26)	(0.26)	(0.09)
Distributions from net realized gain	(0.84)	(2.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(1.03)	(2.14)	(0.19)	(0.26)	(0.26)	(0.09)
Net Asset Value, End of Period	$30.58	$30.29	$30.37	$25.24	$22.02	$22.37
Total Return[2]	4.41%	8.08%	21.15%	15.90%	(0.34)%	8.45%
Ratios to Average Net Assets:
Net expenses	0.74%[3]	0.78%	1.07%	1.08%	1.07%	1.05%
Net investment income	0.65%[3]	0.87%	0.57%	1.01%	1.22%	0.80%
Expense waiver/reimbursement[4]	0.23%[3]	0.29%	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$233,537	$215,799	$95,290	$52,169	$65,435	$76,242
Portfolio turnover	57%	87%	82%	77%	62%	76%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class R6 Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$29.75	$29.89	$24.85	$21.46	$21.80	$20.25
Income From Investment Operations:
Net investment income	0.10[2]	0.23[2]	0.18[2]	0.21	0.10[2]	0.02[2]
Net realized and unrealized gain (loss)	1.19	1.79	5.06	3.18	(0.33)	1.53
TOTAL FROM INVESTMENT OPERATIONS	1.29	2.02	5.24	3.39	(0.23)	1.55
Less Distributions:
Distributions from net investment income	(0.19)	(0.15)	(0.20)	—	(0.11)	—
Distributions from net realized gain	(0.84)	(2.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(1.03)	(2.16)	(0.20)	—	(0.11)	—
Net Asset Value, End of Period	$30.01	$29.75	$29.89	$24.85	$21.46	$21.80
Total Return[3]	4.40%	8.08%	21.17%	15.80%	(1.05)%	7.65%
Ratios to Average Net Assets:
Net expenses	0.73%[4]	0.81%	1.02%	1.07%	1.80%	1.76%
Net investment income	0.66%[4]	0.78%	0.65%	0.95%	0.49%	0.09%
Expense waiver/reimbursement[5]	0.17%[4]	0.18%	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,782	$9,183	$20,425	$17,363	$5,717	$6,300
Portfolio turnover	57%	87%	82%	77%	62%	76%
1	Prior to September 1, 2016, the Fund's Class R6 Shares were designated as Class R Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
January 31, 2020 (unaudited)
Assets:
Investment in securities, at value including $5,454,053 of securities loaned and including $12,683,036 of investment in affiliated holdings* (identified cost $330,883,463)		$360,500,732
Income receivable		187,136
Income receivable from affiliated holdings*		9,983
Receivable for investments sold		2,520,910
Receivable for shares sold		1,157,373
TOTAL ASSETS		364,376,134
Liabilities:
Payable for investments purchased	$2,015,122
Payable for shares redeemed	769,909
Payable for collateral due to broker for securities lending	5,941,459
Payable for investment adviser fees (Note 5)	5,329
Payable for administrative fees (Note 5)	777
Payable for distribution services fee (Note 5)	22,079
Payable for other service fees (Notes 2 and 5)	30,999
Accrued expenses (Note 5)	123,492
TOTAL LIABILITIES		8,909,166
Net assets for 11,754,670 shares outstanding		$355,466,968
Net Assets Consist of:
Paid-in capital		$323,164,496
Total distributable earnings		32,302,472
TOTAL NET ASSETS		$355,466,968
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($79,009,501 ÷ 2,616,440 shares outstanding), no par value, unlimited shares authorized	$30.20
Offering price per share (100/94.50 of $30.20)	$31.96
Redemption proceeds per share	$30.20
Class C Shares:
Net asset value per share ($34,138,256 ÷ 1,209,835 shares outstanding), no par value, unlimited shares authorized	$28.22
Offering price per share	$28.22
Redemption proceeds per share (99.00/100 of $28.22)	$27.94
Institutional Shares:
Net asset value per share ($233,537,271 ÷ 7,635,792 shares outstanding), no par value, unlimited shares authorized	$30.58
Offering price per share	$30.58
Redemption proceeds per share	$30.58
Class R6 Shares:
Net asset value per share ($8,781,940 ÷ 292,603 shares outstanding), no par value, unlimited shares authorized	$30.01
Offering price per share	$30.01
Redemption proceeds per share	$30.01
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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15

Statement of Operations
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Dividends (including $43,197 received from affiliated holdings* and net of foreign taxes withheld of $1,887)			$2,350,625
Net income on securities loaned (includes $10,451 received from affiliated holdings related to cash collateral balances*) (Note 2)			11,788
TOTAL INCOME			2,362,413
Expenses:
Investment adviser fee (Note 5)		$1,183,992
Administrative fee (Note 5)		133,535
Custodian fees		17,059
Transfer agent fee (Note 2)		151,427
Directors'/Trustees' fees (Note 5)		1,652
Auditing fees		13,759
Legal fees		4,835
Portfolio accounting fees		60,063
Distribution services fee (Note 5)		123,124
Other service fees (Notes 2 and 5)		135,583
Share registration costs		45,356
Printing and postage		18,308
Miscellaneous (Note 5)		15,021
TOTAL EXPENSES		1,903,714
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(279,914)
Reimbursement of other operating expenses (Notes 2 and 5)	(78,558)
TOTAL WAIVER AND REIMBURSEMENTS		(358,472)
Net expenses			1,545,242
Net investment income			817,171
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(402) on sales of investments in affiliated holdings*)			12,168,419
Net change in unrealized appreciation of investments			1,548,301
Net realized and unrealized gain on investments			13,716,720
Change in net assets resulting from operations			$14,533,891
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$817,171	$1,799,509
Net realized gain	12,168,419	12,196,355
Net change in unrealized appreciation/depreciation	1,548,301	7,975,426
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,533,891	21,971,290
Distributions to Shareholders:
Class A Shares	(2,420,345)	(3,882,027)
Class C Shares	(981,926)	(1,891,738)
Institutional Shares	(7,530,512)	(12,178,410)
Class R6 Shares	(293,094)	(604,361)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,225,877)	(18,556,536)
Share Transactions:
Proceeds from sale of shares	62,202,485	256,926,172
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Multi-Factor All Cap Fund	4,799,602	—
Net asset value of shares issued to shareholders in payment of distributions declared	10,177,440	17,409,881
Cost of shares redeemed	(51,401,938)	(147,248,399)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	25,777,589	127,087,654
Change in net assets	29,085,603	130,502,408
Net Assets:
Beginning of period	326,381,365	195,878,957
End of period	$355,466,968	$326,381,365
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
January 31, 2020 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
On March 30, 2017, the Fund's T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
On November 15, 2019, the Fund acquired all of the net assets of PNC Multi-Factor All Cap Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, the assets received and the shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund's Class A Shares exchanged, a shareholder received 0.707 shares of the Fund's Class A Shares.
For every one share of the Acquired Fund's Class C Shares exchanged, a shareholder received 0.692 shares of the Fund's Class C Shares.
For every one share of the Acquired Fund's Class I Shares exchanged, a shareholder received 0.714 shares of the Fund's Institutional Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund's Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
158,091	$4,799,602	$481,958	$334,525,804	$339,325,406
1	Unrealized Depreciation is included in the Net Assets Received amount shown above.

Semi-Annual Shareholder Report
18

Assuming the acquisition had been completed on August 1, 2019, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2020, were as follows:
Net investment income	$837,884
Net realized and unrealized gain on investments	13,920,126
Net increase in net assets resulting from operations	$14,758,010

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund's Statement of Operations and Statement of Changes in Net Assets as of January 31, 2020.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report
19

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $358,472 is disclosed in Note 2 and Note 5. For the six months ended January 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$34,399	$(5,169)
Class C Shares	16,698	(4,014)
Institutional Shares	99,579	(69,375)
Class R6 Shares	751	—
TOTAL	$151,427	$(78,558)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$94,542
Class C Shares	41,041
TOTAL	$135,583
Semi-Annual Shareholder Report
21

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well
Semi-Annual Shareholder Report
22

as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$5,454,053	$5,941,459
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	413,926	$12,217,258	1,197,944	$35,149,177
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Multi-Factor All Cap Fund	69,799	2,108,622	—	—
Shares issued to shareholders in payment of distributions declared	75,909	2,245,757	143,909	3,662,745
Shares redeemed	(258,607)	(7,680,791)	(377,081)	(10,640,181)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	301,027	$8,890,846	964,772	$28,171,741

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	144,693	$4,044,117	486,557	$12,740,476
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Multi-Factor All Cap Fund	5,925	167,267	—	—
Shares issued to shareholders in payment of distributions declared	32,298	888,524	73,190	1,749,965
Shares redeemed	(122,526)	(3,418,195)	(806,777)	(22,501,025)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	60,390	$1,681,713	(247,030)	$(8,010,584)
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23

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,449,256	$43,816,034	6,734,928	$195,716,816
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Multi-Factor All Cap Fund	82,367	2,523,713	—	—
Shares issued to shareholders in payment of distributions declared	227,539	6,839,149	442,206	11,395,972
Shares redeemed	(1,246,687)	(37,518,543)	(3,191,121)	(90,332,398)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	512,475	$15,660,353	3,986,013	$116,780,390

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	72,081	$2,125,076	448,233	$13,319,703
Shares issued to shareholders in payment of distributions declared	6,915	204,010	23,752	601,199
Shares redeemed	(95,081)	(2,784,409)	(846,550)	(23,774,795)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(16,085)	$(455,323)	(374,565)	$(9,853,893)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	857,807	$25,777,589	4,329,190	$127,087,654
4. FEDERAL TAX INFORMATION
At January 31, 2020, the cost of investments for federal tax purposes was $330,883,463. The net unrealized appreciation of investments for federal tax purposes was $29,617,269. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $42,439,493 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,822,224.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund's average daily net assets. Prior to July 1, 2019, the annual advisory fee was 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2020, the Adviser voluntarily waived $277,109 of its fee and voluntarily reimbursed $78,558 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2020, the Adviser reimbursed $2,805.
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24

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	123,124
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2020, FSC retained $28,222 fees paid by the Fund. For the six months ended January 31, 2020, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended January 31, 2020, FSSC received $2,185 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report
25

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2020, FSC retained $11,191 in sales charges from the sale of Class A Shares. FSC also retained $2,117 of CDSC relating to redemptions of Class C Shares.
Expense Limitation
The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.04%, 1.79%, 0.74%, and 0.73% the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2020, were as follows:
Purchases	$197,746,854
Sales	$187,478,290
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
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requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2020, the Fund had no outstanding loans. During the six months ended January 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
9. SUBSEQUENT EVENTS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes MDT Series and Federated Hermes MDT All Cap Core Fund, respectively.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,042.80	$5.34
Class C Shares	$1,000	$1,038.90	$9.17
Institutional Shares	$1,000	$1,044.10	$3.80
Class R6 Shares	$1,000	$1,044.00	$3.75
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.90	$5.28
Class C Shares	$1,000	$1,016.14	$9.07
Institutional Shares	$1,000	$1,021.42	$3.76
Class R6 Shares	$1,000	$1,021.47	$3.71
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.04%
Class C Shares	1.79%
Institutional Shares	0.74%
Class R6 Shares	0.73%
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Evaluation and Approval of Advisory Contract–May 2019
Federated MDT All Cap Core Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated MDTA LLC (the “Adviser”) and its affiliates (collectively “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by
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the Board. In this regard, the Board had been previously advised that, while comparisons to fund Peer Groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the Peer Group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its Peer Group. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund in an agreed upon amount, such reduction to be effective July 1, 2019.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and
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responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' investment objectives or investment management techniques, or the costs to implement funds, even within the same Peer Group, and that the CCO had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group. In addition, the Board was informed by the Adviser that the Fund outperformed its benchmark index for the one-year and three-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated
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Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
In 2019, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments
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(as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated MDT All Cap Core Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R304
CUSIP 31421R718
36361 (3/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2020
Share Class | Ticker	A | QABGX	C | QCBGX	Institutional | QIBGX	R6 | QKBGX

Federated MDT Balanced Fund
Fund Established 2002

A Portfolio of Federated MDT Series
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated MDT Balanced Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2019 through January 31, 2020. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	53.9%
Corporate Debt Securities	12.0%
International Equity Securities (including International Exchange-Traded Funds)	9.1%
Federated Mortgage Core Portfolio	7.4%
U.S. Treasury Securities[2]	7.0%
High Yield Bond Portfolio	1.9%
Federated Project and Trade Finance Core Fund	2.0%
Commercial Mortgage-Backed Securities	1.7%
Emerging Markets Core Fund	1.5%
Federated Bank Loan Core Fund	1.1%
Mortgage-Backed Securities	0.6%
Municipal Bonds	0.0%[3]
Asset-Backed Securities	0.0%[3]
Collateralized Mortgage Obligations	0.0%[3]
Securities Lending Collateral[4]	0.4%
Derivative Contracts[5]	0.0%[3]
Cash Equivalents[6]	1.7%
Other Assets and Liabilities—Net[7]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.
2	Includes U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Represents less than 0.1%.
4	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At January 31, 2020, the Fund's sector composition8 for its equity securities (excluding exchange-traded funds) was as follows:
Sector Composition	Percentage of Equity Securities
Information Technology	23.4%
Health Care	14.2%
Financials	13.8%
Consumer Discretionary	10.5%
Communication Services	10.1%
Industrials	8.5%
Consumer Staples	7.3%
Energy	3.4%
Real Estate	3.8%
Materials	2.6%
Utilities	2.4%
TOTAL	100.0%
8	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2020 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—54.8%
		Communication Services—5.5%
2,848		AT&T, Inc.	$107,142
2,376	[1]	Alphabet, Inc., Class A	3,404,285
157		Cable One, Inc.	267,533
3,535	[1]	Charter Communications, Inc.	1,829,221
3,224		Comcast Corp., Class A	139,245
6,010	[1]	Facebook, Inc.	1,213,479
28,128	[1]	MSG Networks, Inc.	427,827
369		Omnicom Group, Inc.	27,789
3,365	[1]	Take-Two Interactive Software, Inc.	419,414
22,944		Verizon Communications, Inc.	1,363,791
		TOTAL	9,199,726
		Consumer Discretionary—5.8%
250	[1]	Amazon.com, Inc.	502,180
668	[1]	AutoZone, Inc.	706,717
30	[1]	Booking Holdings, Inc.	54,917
2,402	[1]	Burlington Stores, Inc.	522,363
1,272	[1]	CROCs, Inc.	48,222
468		Dollar General Corp.	71,796
4,723		Dunkin' Brands Group, Inc.	368,819
12,265		eBay, Inc.	411,613
24,635		Ford Motor Co.	217,281
5,192	[2]	GameStop Corp.	19,937
272		Garmin Ltd.	26,370
6,532		General Motors Co.	218,103
4,741		Goodyear Tire & Rubber Co.	62,249
2,319		Harley-Davidson, Inc.	77,455
328		Home Depot, Inc.	74,817
2,435	[1]	Libbey, Inc.	3,239
10,457		Lowe's Cos., Inc.	1,215,522
691	[1]	Lululemon Athletica, Inc.	165,419
4,127		Nike, Inc., Class B	397,430
2,791	[1]	O'Reilly Automotive, Inc.	1,133,425
1,053		Pulte Group, Inc.	47,016
1,973	[1,2]	RH	411,864
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
293		Ross Stores, Inc.	$32,872
4,068	[1]	Sally Beauty Holdings, Inc.	62,444
6,116		Starbucks Corp.	518,820
6,357		Target Corp.	703,974
5,107	[1]	Tempur Sealy International, Inc.	467,903
5,423		Tupperware Brands Corp.	33,948
9,457		Wyndham Destinations, Inc.	458,948
5,029		Yum! Brands, Inc.	531,917
1,135	[1]	Zumiez, Inc.	35,378
		TOTAL	9,602,958
		Consumer Staples—4.0%
8,295		Church and Dwight, Inc.	615,655
14,629		Colgate-Palmolive Co.	1,079,328
4,726		Estee Lauder Cos., Inc., Class A	922,326
4,289		Fresh Del Monte Produce, Inc.	134,589
2,303		Hershey Foods Corp.	357,357
14,203		Kimberly-Clark Corp.	2,034,438
3,679		Lamb Weston Holdings, Inc.	335,929
5,104		PepsiCo, Inc.	724,870
1,342		Philip Morris International, Inc.	110,983
2,041		Procter & Gamble Co.	254,349
1,002		Sysco Corp.	82,304
		TOTAL	6,652,128
		Energy—1.9%
9,355		Chevron Corp.	1,002,295
9,705		EOG Resources, Inc.	707,591
4,099		HollyFrontier Corp.	184,127
2,157		PBF Energy, Inc.	58,886
2,360		Phillips 66	215,633
10,832		Valero Energy Corp.	913,246
		TOTAL	3,081,778
		Financials—7.6%
484	[1]	Alleghany Corp.	386,067
20,347		Allstate Corp.	2,411,933
2,028		American Express Co.	263,376
9,000		American International Group, Inc.	452,340
2,706		Ameriprise Financial, Inc.	447,599
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
3,264	[1]	Athene Holding Ltd.	$142,180
787		BlackRock, Inc.	415,024
4,800		Blackstone Mortgage Trust, Inc.	183,360
2,970		Capital One Financial Corp.	296,406
405		Chubb Ltd.	61,556
14,347		Citigroup, Inc.	1,067,560
633		Citizens Financial Group, Inc.	23,598
673		Discover Financial Services	50,563
1,933		Everest Re Group Ltd.	534,610
17,862		Fifth Third Bancorp	508,174
2,766	[1]	Green Dot Corp.	83,201
17,749		Huntington Bancshares, Inc.	240,854
727		Intercontinental Exchange, Inc.	72,511
12,370		KeyCorp	231,443
551		LPL Investment Holdings, Inc.	50,764
400		MSCI, Inc., Class A	114,320
6,530		MetLife, Inc.	324,606
783		NASDAQ, Inc.	91,188
17,976		Navient Corp.	258,495
748		Northern Trust Corp.	73,162
261		PNC Financial Services Group	38,772
8,481		Popular, Inc.	474,597
4,412		Progressive Corp., OH	356,004
5,093		Prudential Financial, Inc.	463,769
2,248		Reinsurance Group of America	323,824
4,342		RenaissanceRe Holdings Ltd.	822,549
1,205		S&P Global, Inc.	353,945
1,700		State Street Corp.	128,571
2,948		The Hartford Financial Services Group, Inc.	174,757
926		The Travelers Cos., Inc.	121,880
12,722	[2]	Zions Bancorporation, N.A.	578,724
		TOTAL	12,622,282
		Health Care—7.8%
575		AbbVie, Inc.	46,586
7,004	[1]	Alexion Pharmaceuticals, Inc.	696,127
3,278		AmerisourceBergen Corp.	280,466
1,155		Amgen, Inc.	249,538
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
194	[1]	Biogen, Inc.	$52,157
2,562		Bristol-Myers Squibb Co.	161,278
6,779		Cardinal Health, Inc.	347,153
439		Chemed Corp.	205,031
15,524	[1]	Community Health Systems, Inc.	66,598
1,443	[1]	Davita, Inc.	115,252
107	[1]	Edwards Lifesciences Corp.	23,525
5,790		Eli Lilly & Co.	808,516
977		Gilead Sciences, Inc.	61,746
615	[1]	Global Blood Therapeutics, Inc.	40,135
13,451		HCA Healthcare, Inc.	1,866,999
4,435	[1]	Incyte Genomics, Inc.	324,065
422	[1]	Insulet Corp.	81,885
497	[1]	Intercept Group, Inc.	45,928
617	[1]	Intuitive Surgical, Inc.	345,384
3,151	[1]	Jazz Pharmaceuticals PLC	451,696
1,243		Johnson & Johnson	185,045
3,884		McKesson Corp.	553,897
6,845		Medtronic PLC	790,187
3,710		Merck & Co., Inc.	316,982
2,796		Pfizer, Inc.	104,123
213	[1]	Reata Pharmaceuticals, Inc.	46,602
611	[1]	Regeneron Pharmaceuticals, Inc.	206,481
1,689	[1]	Seattle Genetics, Inc.	183,071
6,288		Stryker Corp.	1,324,882
5,773	[1]	Tenet Healthcare Corp.	182,658
184	[1]	Varian Medical Systems, Inc.	25,865
6,816	[1]	Vertex Pharmaceuticals, Inc.	1,547,573
418		Zimmer Biomet Holdings, Inc.	61,822
8,872		Zoetis, Inc.	1,190,711
		TOTAL	12,989,964
		Industrials—4.6%
612		3M Co.	97,100
2,951		AGCO Corp.	206,983
11,019		Allison Transmission Holdings, Inc.	487,040
1,531	[1]	Cimpress PLC	183,154
2,110		Cintas Corp.	588,627
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
3,735		Delta Air Lines, Inc.	$208,189
1,162		Deluxe Corp.	56,008
1,468		General Dynamics Corp.	257,546
9,740		Heico Corp.	1,192,468
143		Honeywell International, Inc.	24,770
3,004	[1]	Jet Blue Airways Corp.	59,569
163		Kansas City Southern Industries, Inc.	27,496
703		Lennox International, Inc.	163,785
5,052		Lockheed Martin Corp.	2,162,862
345		Northrop Grumman Corp.	129,227
233		Parker-Hannifin Corp.	45,596
10,000		Pitney Bowes, Inc.	37,400
2,651		Rockwell Automation, Inc.	508,091
9,094	[1]	SPX Corp.	446,243
133	[1]	Teledyne Technologies, Inc.	48,553
2,738		TransUnion	251,075
5,372		United Parcel Service, Inc.	556,109
		TOTAL	7,737,891
		Information Technology—12.8%
1,296	[1]	Adobe, Inc.	455,077
1,960	[1]	Akamai Technologies, Inc.	182,966
7,808	[1]	Ansys, Inc.	2,141,969
5,499		Apple, Inc.	1,701,996
2,059	[1]	Autodesk, Inc.	405,314
1,970		Automatic Data Processing, Inc.	337,638
1,565		Booz Allen Hamilton Holding Corp.	122,133
125		Broadcom, Inc.	38,145
1,355		CDW Corp.	176,760
18,537	[1]	Cadence Design Systems, Inc.	1,336,703
956	[1]	Ceridian HCM Holding, Inc.	70,065
5,653	[1]	Cirrus Logic, Inc.	434,207
3,047	[1]	Dell Technologies, Inc.	148,602
4,618	[1]	DocuSign, Inc.	362,559
251	[1]	EPAM Systems, Inc.	57,263
13,274	[1]	Fortinet, Inc.	1,531,289
8,704		HP, Inc.	185,569
2,784	[1]	Inphi Corp.	211,473
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,900	[1,2]	Insight Enterprises, Inc.	$125,153
3,642		Intel Corp.	232,833
3,085		Intuit, Inc.	864,972
5,233		KLA Corp.	867,317
8,506	[1]	Keysight Technologies, Inc.	790,973
1,953		Lam Research Corp.	582,404
6,842		Mastercard, Inc.	2,161,662
8,084		Microsoft Corp.	1,376,139
1,522		NVIDIA Corp.	359,846
11,894		Paychex, Inc.	1,020,148
2,248	[1]	Paycom Software, Inc.	715,224
391	[1]	Paylocity Corp.	55,479
508		SS&C Technologies Holdings, Inc.	32,009
1,825	[1]	Salesforce.com, Inc.	332,716
7,000	[1]	Sanmina Corp.	222,880
1,048	[1]	Synopsys, Inc.	154,591
1,120		Teradyne, Inc.	73,909
2,143		Universal Display Corp.	377,532
20,792		Vishay Intertechnology, Inc.	421,870
1,666	[1]	WEX, Inc.	361,389
10,000		Western Union Co.	269,000
		TOTAL	21,297,774
		Materials—1.4%
9,367		Domtar, Corp.	326,159
27,044		DuPont de Nemours, Inc.	1,384,112
453		FMC Corp.	43,302
579		Martin Marietta Materials	152,740
436		Scotts Miracle-Gro Co.	53,515
770		Sherwin-Williams Co.	428,882
		TOTAL	2,388,710
		Real Estate—2.1%
1,650		Alexandria Real Estate Equities, Inc.	269,280
1,100		American Tower Corp.	254,914
4,200		Americold Realty Trust	144,774
1,500		Camden Property Trust	168,645
2,050		EastGroup Properties, Inc.	278,943
305		Equinix, Inc.	179,868
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
3,600		Equity Lifestyle Properties, Inc.	$261,900
9,000		Invitation Homes, Inc.	283,230
2,900		ProLogis, Inc.	269,352
3,400		Realty Income Corp.	266,594
4,300		Rexford Industrial Realty, Inc.	207,217
6,700		STORE Capital Corp.	262,975
1,400		Sun Communities, Inc.	227,038
5,200		Terreno Realty Corp.	297,752
3,550		Weyerhaeuser Co.	102,773
		TOTAL	3,475,255
		Utilities—1.3%
14,160		AES Corp.	281,218
10,546		Consolidated Edison Co.	991,324
16,701		Exelon Corp.	794,801
6,603		Vistra Energy Corp.	148,699
		TOTAL	2,216,042
		TOTAL COMMON STOCKS (IDENTIFIED COST $84,154,964)	91,264,508
		ASSET-BACKED SECURITY—0.0%
		Auto Receivables—0.0%
$12,368		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.660%, 11/15/2021 (IDENTIFIED COST $12,366)	12,374
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.0%
283	[3]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.315%, 3/25/2031	283
722		Federal Home Loan Mortgage Corp. REMIC, Series 1311, Class K, 7.000%, 7/15/2022	756
833		Federal Home Loan Mortgage Corp. REMIC, Series 1384, Class D, 7.000%, 9/15/2022	869
3,578		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	4,010
2,621	[4]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.749% (10-year Constant Maturity Treasury +48.285%), Maximum Rate 9.749%, 7/25/2023	2,799
815		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	841
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,175)	9,558
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES—1.7%
	Commercial Mortgage—1.7%
$190,000	Bank, Class A4, 3.488%, 11/15/2050	$208,593
200,000	Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	208,384
70,000	Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	72,884
125,000	Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	130,335
200,000	Commercial Mortgage Trust 2013-CR8, Class B, 4.085%, 6/10/2046	210,579
200,000	Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	217,240
300,000	Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	318,719
200,000	FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.743%, 11/25/2045	207,958
66,612	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	67,278
113,023	Federal Home Loan Mortgage Corp. REMIC, Series K504, Class A2, 2.566%, 9/25/2020	113,016
350,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.530%, 10/25/2026	366,367
100,000	GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	103,890
200,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	213,514
50,000	JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.693%, 3/15/2050	55,203
100,000	Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	103,190
150,000	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	157,402
25,000	WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	26,239
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,710,842)	2,780,791
	CORPORATE BONDS—12.0%
	Basic Industry - Chemicals—0.0%
10,000	DuPont de Nemours, Inc., Sr. Unsecd. Note, 3.766%, 11/15/2020	10,151
10,000	DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	12,160
5,000	Sherwin-Williams Co., Sr. Unsecd. Note, 2.750%, 6/1/2022	5,119
	TOTAL	27,430
	Basic Industry - Metals & Mining—0.2%
15,000	Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	16,985
15,000	ArcelorMittal SA, Sr. Unsecd. Note, 6.250%, 2/25/2022	16,122
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	$65,175
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	41,085
20,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	21,005
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	106,794
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	27,504
		TOTAL	294,670
		Basic Industry - Paper—0.0%
10,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	10,321
20,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.700%, 3/15/2021	20,501
		TOTAL	30,822
		Capital Goods - Aerospace & Defense—0.2%
100,000		Arconic, Inc., 5.870%, 2/23/2022	106,657
11,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	12,160
20,000		Raytheon Co., Sr. Note, 4.400%, 2/15/2020	20,015
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,211
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	15,367
40,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.644% (3-month USLIBOR +1.735%), 2/15/2042	32,668
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	54,103
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	54,029
		TOTAL	305,210
		Capital Goods - Building Materials—0.2%
200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	209,627
80,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	88,646
		TOTAL	298,273
		Capital Goods - Construction Machinery—0.0%
10,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	10,488
		Capital Goods - Diversified Manufacturing—0.2%
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	15,094
30,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	30,981
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	16,027
200,000		Valmont Industries, Inc., 5.250%, 10/1/2054	212,172
		TOTAL	274,274
		Communications - Cable & Satellite—0.0%
15,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	17,166
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$10,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	$12,184
15,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 4.375%, 4/1/2021	15,473
	TOTAL	44,823
	Communications - Media & Entertainment—0.0%
30,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	38,919
20,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	20,807
	TOTAL	59,726
	Communications - Telecom Wireless—0.4%
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 6/15/2026	162,102
15,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	15,957
200,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	218,773
200,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.875%, 6/19/2049	240,778
	TOTAL	637,610
	Communications - Telecom Wirelines—0.2%
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	5,768
10,000	AT&T, Inc., Sr. Unsecd. Note, 5.250%, 3/1/2037	12,275
10,000	AT&T, Inc., Sr. Unsecd. Note, 5.700%, 3/1/2057	13,366
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	194,305
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	97,813
25,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2037	32,573
	TOTAL	356,100
	Consumer Cyclical - Automotive—0.2%
10,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	15,212
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	202,312
160,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	162,563
10,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	10,556
	TOTAL	390,643
	Consumer Cyclical - Leisure—0.0%
66,707	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	68,168
	Consumer Cyclical - Lodging—0.0%
20,000	American Campus Communities Operating Partnership LP, Sr. Unsecd. Note, 4.125%, 7/1/2024	21,704
30,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	31,211
	TOTAL	52,915
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—0.2%
$50,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	$54,136
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	265,628
15,000	CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	15,741
15,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	16,329
10,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	10,213
20,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 6/15/2026	19,614
10,000	WalMart, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2040	14,432
	TOTAL	396,093
	Consumer Cyclical - Services—0.3%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	204,495
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	137,145
25,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.300%, 6/1/2021	25,756
65,000	Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	66,390
15,000	Expedia, Inc., Sr. Unsecd. Note, 144A, 3.250%, 2/15/2030	14,818
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	15,548
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	75,271
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	18,397
	TOTAL	557,820
	Consumer Non-Cyclical - Food/Beverage—1.0%
30,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	36,157
300,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 5.550%, 1/23/2049	410,753
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	314,240
140,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	147,556
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	97,885
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	293,699
200,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	206,827
4,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.800%, 7/2/2020	4,008
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	17,053
50,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	55,819
	TOTAL	1,583,997
	Consumer Non-Cyclical - Health Care—0.1%
135,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	138,626
15,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	15,442
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$10,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	$10,425
	TOTAL	164,493
	Consumer Non-Cyclical - Pharmaceuticals—0.4%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.250%, 11/21/2049	542,766
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	17,388
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 4.125%, 6/15/2039	12,049
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	16,947
	TOTAL	589,150
	Consumer Non-Cyclical - Supermarkets—0.0%
10,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	10,935
	Energy - Independent—0.3%
250,000	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	268,433
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	129,797
20,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	15,864
150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	153,387
	TOTAL	567,481
	Energy - Integrated—0.5%
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	143,069
20,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.224%, 4/14/2024	21,065
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	337,177
5,000	ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	7,419
75,000	Husky Energy, Inc., 4.000%, 4/15/2024	80,120
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	263,132
	TOTAL	851,982
	Energy - Midstream—0.7%
20,000	Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	23,017
115,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	122,057
75,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	81,273
10,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	11,597
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	186,748
270,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.200%, 1/31/2050	291,167
10,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	10,149
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$20,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	$26,893
40,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	42,436
5,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	5,181
225,000		MPLX LP, Sr. Unsecd. Note, 5.500%, 2/15/2049	258,121
20,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	20,321
10,000		Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	10,293
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	30,312
		TOTAL	1,119,565
		Energy - Oil Field Services—0.0%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	15,156
3,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	3,007
		TOTAL	18,163
		Energy - Refining—0.1%
15,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	17,082
15,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	16,409
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	13,420
25,000		Tesoro Corp., Sr. Unsecd. Note, 5.375%, 10/1/2022	25,253
15,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	16,687
		TOTAL	88,851
		Financial Institution - Banking—2.5%
74,000		American Express Co., 2.650%, 12/2/2022	75,890
250,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 5/5/2021	252,008
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	322,938
250,000	[4]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.559% (3-month USLIBOR +0.650%), 10/1/2021	250,963
10,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.499%, 5/17/2022	10,221
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.000%, 5/13/2021	104,119
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	216,864
15,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	16,323
15,000		Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	16,777
20,000		Bank of New York Mellon, N.A., 3.400%, 5/15/2024	21,358
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	202,405
40,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	40,859
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$15,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	$15,347
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	265,887
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	182,492
15,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	16,876
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	25,552
30,000		Comerica, Inc., 3.800%, 7/22/2026	32,340
75,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	79,864
40,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.200%, 2/23/2023	41,509
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	289,156
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	220,275
80,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 4/5/2021	83,037
10,000	[5]	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 10/1/2024	11,041
25,000	[5]	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 8/1/2024	26,167
20,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	21,025
15,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	17,160
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	418,739
300,000		Morgan Stanley, 4.300%, 1/27/2045	367,587
120,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 4/21/2021	121,155
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	15,569
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	16,493
15,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	15,990
65,000		Royal Bank of Canada, Sec. Fac. Bond, 2.100%, 10/14/2020	65,153
10,000		Royal Bank of Scotland Group PLC, Sub., 6.000%, 12/19/2023	11,250
10,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	10,372
45,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 3.102%, 1/17/2023	46,685
130,000		Truist Financial Corp., Sr. Unsecd. Note, 2.900%, 3/3/2021	131,617
10,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	11,022
15,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	15,356
10,000		Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	10,897
		TOTAL	4,116,338
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	87,665
70,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	80,157
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	14,871
15,000		XLIT Ltd., Sub., 4.450%, 3/31/2025	16,631
		TOTAL	199,324
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—0.4%
$170,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	$176,008
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	164,476
250,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	281,960
25,000	Santander UK Group Holdings PLC, Sr. Unsecd. Note, 3.125%, 1/8/2021	25,298
	TOTAL	647,742
	Financial Institution - Insurance - Life—0.7%
200,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	213,654
25,000	American International Group, Inc., 4.500%, 7/16/2044	29,840
35,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	37,967
125,000	American International Group, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2028	140,913
10,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	10,479
275,000	Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	276,402
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	16,764
15,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	18,884
250,000	MetLife, Inc., Sr. Unsecd. Note, 3.600%, 4/10/2024	269,274
15,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	22,713
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	10,399
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	10,380
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	69,894
	TOTAL	1,127,563
	Financial Institution - Insurance - P&C—0.1%
10,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	12,147
65,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	116,275
	TOTAL	128,422
	Financial Institution - REIT - Apartment—0.1%
20,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	20,725
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	72,917
	TOTAL	93,642
	Financial Institution - REIT - Healthcare—0.3%
50,000	Healthcare Trust of America, 3.700%, 4/15/2023	52,145
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—continued
$220,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	$227,091
185,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	189,647
	TOTAL	468,883
	Financial Institution - REIT - Office—0.1%
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	53,110
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	77,522
	TOTAL	130,632
	Financial Institution - REIT - Other—0.1%
105,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	113,654
75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	81,397
	TOTAL	195,051
	Financial Institution - REIT - Retail—0.0%
50,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	52,020
	Sovereign—0.0%
30,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	31,674
	Technology—0.6%
10,000	Apple, Inc., 3.850%, 5/4/2043	11,621
30,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	30,766
200,000	Apple, Inc., Sr. Unsecd. Note, 2.950%, 9/11/2049	204,606
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	23,323
240,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	280,536
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	125,809
53,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2023	55,690
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	118,856
70,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	70,775
20,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	20,672
30,000	KLA Corp., Sr. Unsecd. Note, 4.125%, 11/1/2021	31,085
15,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	17,022
10,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	10,557
50,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	65,600
	TOTAL	1,066,918
	Technology Services—0.0%
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	5,252
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Transportation - Airlines—0.0%
$30,000	Delta Air Lines, Inc., Sr. Unsecd. Note, 2.900%, 10/28/2024	$30,356
	Transportation - Railroads—0.2%
50,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	70,991
30,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	30,978
225,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 6/1/2026	236,210
	TOTAL	338,179
	Transportation - Services—0.2%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	19,654
20,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	21,163
25,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	25,634
70,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	71,228
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.750%, 6/9/2023	211,007
30,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 1/15/2021	30,437
	TOTAL	379,123
	Utility - Electric—1.3%
70,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	93,313
300,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	342,952
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	169,667
280,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	311,584
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	178,774
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	214,168
100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	104,943
10,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	10,329
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	121,788
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	38,740
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	261,824
175,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	186,465
10,000	TECO Finance, Inc., Company Guarantee, 5.150%, 3/15/2020	10,038
40,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	40,681
	TOTAL	2,085,266
	Utility - Natural Gas—0.1%
50,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	51,652
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas—continued
$65,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	$67,675
15,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	15,455
5,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	6,661
	TOTAL	141,443
	TOTAL CORPORATE BONDS (IDENTIFIED COST $18,352,066)	20,037,510
	MORTGAGE-BACKED SECURITIES—0.6%
59,181	Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	63,649
10,566	Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	11,967
1,523	Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	1,710
46,028	Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	49,547
69,389	Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	73,888
53,440	Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	58,455
33,862	Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	35,132
40,312	Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	41,849
29,423	Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	30,535
77,636	Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	82,554
31,132	Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	32,017
58,937	Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	61,304
42,807	Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	44,673
39,326	Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	40,383
34,239	Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	35,839
64,164	Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	66,230
34,043	Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	35,793
39,587	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	43,745
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
$46,135		Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	$50,306
49,332		Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	51,213
57,636		Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	58,847
30,354		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	31,908
22,942		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	24,372
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $993,092)	1,025,916
		U.S. TREASURIES—7.0%
108,525	[6]	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2021	108,293
170,463		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2022	170,851
226,249		U.S. Treasury Inflation-Protected Notes, 0.250%, 7/15/2029	235,306
68,346		U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2027	71,272
407,936		U.S. Treasury Inflation-Protected Notes, 0.500%, 4/15/2024	419,166
414,204		U.S. Treasury Inflation-Protected Notes, 0.625%, 4/15/2023	423,485
290,269		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2042	320,851
78,229		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2048	93,252
521,301		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2049	626,323
137,955		U.S. Treasury Inflation-Protected Notes, 1.375%, 2/15/2044	173,084
100,000		United States Treasury Note, 1.375%, 1/31/2022	100,094
1,400,000		United States Treasury Note, 1.500%, 11/30/2021	1,403,668
550,000		United States Treasury Note, 1.500%, 11/30/2024	554,649
175,000		United States Treasury Note, 1.500%, 1/31/2027	175,838
1,295,000		United States Treasury Note, 1.625%, 12/31/2021	1,301,918
55,000		United States Treasury Note, 1.625%, 5/15/2026	55,743
400,000		United States Treasury Note, 1.750%, 12/31/2024	408,085
100,000		United States Treasury Note, 1.750%, 12/31/2026	102,125
2,925,000		United States Treasury Note, 1.750%, 11/15/2029	2,988,487
55,000		United States Treasury Note, 1.875%, 1/31/2022	55,569
25,000		United States Treasury Note, 2.125%, 9/30/2021	25,301
120,000		United States Treasury Note, 2.250%, 3/31/2021	121,053
50,000		United States Treasury Note, 2.250%, 4/30/2024	51,912
65,000		United States Treasury Note, 2.250%, 11/15/2025	68,131
100,000		United States Treasury Bond, 2.250%, 8/15/2049	105,567
30,000		United States Treasury Note, 2.375%, 8/15/2024	31,383
125,000		United States Treasury Note, 2.375%, 4/30/2026	132,286
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	U.S. TREASURIES—continued
$25,000	United States Treasury Note, 2.375%, 5/15/2027	$26,629
350,000	United States Treasury Bond, 2.375%, 11/15/2049	379,558
25,000	United States Treasury Note, 2.500%, 1/31/2021	25,242
375,000	United States Treasury Note, 2.500%, 2/28/2021	378,945
65,000	United States Treasury Note, 2.500%, 8/15/2023	67,675
90,000	United States Treasury Note, 2.500%, 5/15/2024	94,397
200,000	United States Treasury Note, 2.625%, 2/15/2029	219,098
20,000	United States Treasury Note, 2.875%, 5/15/2028	22,194
50,000	United States Treasury Bond, 4.500%, 2/15/2036	69,644
	TOTAL U.S. TREASURIES (IDENTIFIED COST $11,237,426)	11,607,074
	MUNICIPAL BOND—0.0%
30,000	Texas State Transportation Commission—State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $34,028)	37,182
	EXCHANGE-TRADED FUNDS—8.2%
24,775	iShares Core MSCI Emerging Markets ETF	1,253,367
185,000	iShares MSCI EAFE ETF	12,483,800
	TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $13,926,098)	13,737,167
	INVESTMENT COMPANIES—16.0%
253,091	Emerging Markets Core Fund	2,581,528
180,120	Federated Bank Loan Core Fund	1,772,384
728,398	Federated Government Obligations Fund, Premier Shares, 1.49%[7]	728,398
2,750,971	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.71%[7]	2,751,796
1,235,521	Federated Mortgage Core Portfolio	12,281,081
371,159	Federated Project and Trade Finance Core Fund	3,310,736
515,198	High Yield Bond Portfolio	3,250,897
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $27,243,102)	26,676,820
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $158,673,159)[8]	167,188,900
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[9]	(502,631)
	TOTAL NET ASSETS—100%	$166,686,269
Semi-Annual Shareholder Report

At January 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	41	$8,870,734	March 2020	$28,248
[1]United States Treasury Note 5-Year Long Futures	9	$1,082,883	March 2020	$14,862
[1]United States Treasury Note 10-Year Long Futures	3	$394,969	March 2020	$5,493
[1]United States Treasury Note 10-Year Ultra Long Futures	1	$145,656	March 2020	$3,701
[1]United States Treasury Ultra Bond Short Futures	1	$193,687	March 2020	$(8,628)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$43,676
Net Unrealized Appreciation (Depreciation) on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Affiliates	Balance of Shares Held 7/31/2019	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	278,303	135,582	(160,794)
Federated Bank Loan Core Fund	135,857	59,248	(14,985)
Federated Government Obligations Fund, Premier Shares*	145,972	77,540,874	(76,958,448)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	5,815,511	35,207,624	(38,272,164)
Federated Mortgage Core Portfolio	1,314,242	821,318	(900,039)
Federated Project and Trade Finance Core Fund	362,119	9,040	—
High Yield Bond Portfolio	691,626	299,238	(475,666)
TOTAL OF AFFILIATED TRANSACTIONS	8,743,630	114,072,924	(116,782,096)
Semi-Annual Shareholder Report

Balance of Shares Held 1/31/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
253,091	$2,581,528	$17,657	$28,299	$66,686
180,120	$1,772,384	$(370)	$1,498	$41,889
728,398	$728,398	NA	NA	13,285
2,750,971	$2,751,796	$134	$(348)	26,788
1,235,521	$12,281,081	$(77,019)	$167,449	$216,469
371,159	$3,310,736	$(36,693)	$—	$80,969
515,198	$3,250,897	$(169)	$7,060	$124,891
6,034,458	$26,676,820	$(96,460)	$203,958	$570,977
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	Perpetual Bond Security. The maturity date reflects the next call date.
6	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	7-day net yield.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$89,784,208	$—	$—	$89,784,208
International	1,480,300	—	—	1,480,300
Debt Securities:
Asset-Backed Security	—	12,374	—	12,374
Collateralized Mortgage Obligations	—	9,558	—	9,558
Commercial Mortgage-Backed Securities	—	2,780,791	—	2,780,791
Corporate Bonds	—	20,037,510	—	20,037,510
Mortgage-Backed Securities	—	1,025,916	—	1,025,916
U.S. Treasuries	—	11,607,074	—	11,607,074
Municipal Bonds	—	37,182	—	37,182
Exchange-Traded Funds	13,737,167	—	—	13,737,167
Investment Companies[1]	23,366,084	—	—	26,676,820
TOTAL SECURITIES	$128,367,759	$35,510,405	$—	$167,188,900
Other Financial Instruments[2]
Assets	$52,304	$—	$—	$52,304
Liabilities	(8,628)	—	—	(8,628)
TOTAL OTHER FINANCIAL INSTRUMENTS	$43,676	$—	$—	$43,676
1	As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Company valued at $3,310,736 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above, but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.71	$19.59	$17.74	$16.52	$16.83	$16.07
Income From Investment Operations:
Net investment income[1]	0.11	0.25	0.21	0.26	0.24	0.20
Net realized and unrealized gain (loss)	0.64	0.57	1.89	1.23	(0.31)	0.74
TOTAL FROM INVESTMENT OPERATIONS	0.75	0.82	2.10	1.49	(0.07)	0.94
Less Distributions:
Distributions from net investment income	(0.24)	(0.19)	(0.25)	(0.27)	(0.24)	(0.18)
Distributions from net realized gain	(0.53)	(1.51)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.77)	(1.70)	(0.25)	(0.27)	(0.24)	(0.18)
Net Asset Value, End of Period	$18.69	$18.71	$19.59	$17.74	$16.52	$16.83
Total Return[2]	4.07%	5.28%	11.91%	9.11%	(0.37)%	5.89%
Ratios to Average Net Assets:
Net expenses	1.31%[3]	1.31%	1.32%	1.26%	1.30%	1.30%
Net investment income	1.11%[3]	1.35%	1.11%	1.51%	1.51%	1.21%
Expense waiver/reimbursement[4]	0.05%[3]	0.08%	0.06%	0.15%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$95,056	$84,243	$61,553	$61,405	$61,245	$62,555
Portfolio turnover	64%	92%	89%	82%	98%	89%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.50	$19.31	$17.49	$16.30	$16.59	$15.84
Income From Investment Operations:
Net investment income[1]	0.03	0.11	0.06	0.13	0.12	0.07
Net realized and unrealized gain (loss)	0.63	0.59	1.87	1.20	(0.31)	0.74
TOTAL FROM INVESTMENT OPERATIONS	0.66	0.70	1.93	1.33	(0.19)	0.81
Less Distributions:
Distributions from net investment income	(0.10)	(0.00)[2]	(0.11)	(0.14)	(0.10)	(0.06)
Distributions from net realized gain	(0.53)	(1.51)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.63)	(1.51)	(0.11)	(0.14)	(0.10)	(0.06)
Net Asset Value, End of Period	$18.53	$18.50	$19.31	$17.49	$16.30	$16.59
Total Return[3]	3.66%	4.54%	11.09%	8.23%	(1.10)%	5.12%
Ratios to Average Net Assets:
Net expenses	2.06%[3]	2.06%	2.07%	2.01%	2.05%	2.05%
Net investment income	0.36%[3]	0.60%	0.35%	0.75%	0.76%	0.45%
Expense waiver/reimbursement[4]	0.06%[3]	0.10%	0.04%	0.13%	0.08%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,863	$15,492	$27,577	$29,007	$29,152	$31,571
Portfolio turnover	64%	92%	89%	82%	98%	89%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.78	$19.64	$17.79	$16.57	$16.87	$16.11
Income From Investment Operations:
Net investment income[1]	0.13	0.30	0.26	0.30	0.28	0.24
Net realized and unrealized gain (loss)	0.64	0.58	1.89	1.23	(0.30)	0.74
TOTAL FROM INVESTMENT OPERATIONS	0.77	0.88	2.15	1.53	(0.02)	0.98
Less Distributions:
Distributions from net investment income	(0.28)	(0.23)	(0.30)	(0.31)	(0.28)	(0.22)
Distributions from net realized gain	(0.53)	(1.51)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.81)	(1.74)	(0.30)	(0.31)	(0.28)	(0.22)
Net Asset Value, End of Period	$18.74	$18.78	$19.64	$17.79	$16.57	$16.87
Total Return[2]	4.17%	5.61%	12.15%	9.36%	(0.07)%	6.13%
Ratios to Average Net Assets:
Net expenses	1.06%[3]	1.06%	1.07%	1.00%	1.05%	1.05%
Net investment income	1.36%[3]	1.62%	1.35%	1.77%	1.76%	1.46%
Expense waiver/reimbursement[4]	0.05%[3]	0.08%	0.02%	0.12%	0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,101	$53,035	$54,358	$39,136	$47,757	$53,291
Portfolio turnover	64%	92%	89%	82%	98%	89%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017[1]	2016	2015
Net Asset Value, Beginning of Period	$18.74	$19.62	$17.76	$16.49	$16.80	$16.05
Income From Investment Operations:
Net investment income[2]	0.13	0.27	0.26	0.28	0.20	0.16
Net realized and unrealized gain (loss)	0.63	0.60	1.90	1.24	(0.31)	0.74
TOTAL FROM INVESTMENT OPERATIONS	0.76	0.87	2.16	1.52	(0.11)	0.90
Less Distributions:
Distributions from net investment income	(0.28)	(0.24)	(0.30)	(0.25)	(0.20)	(0.15)
Distributions from net realized gain	(0.53)	(1.51)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.81)	(1.75)	(0.30)	(0.25)	(0.20)	(0.15)
Net Asset Value, End of Period	$18.69	$18.74	$19.62	$17.76	$16.49	$16.80
Total Return[3]	4.13%	5.56%	12.24%	9.32%	(0.59)%	5.61%
Ratios to Average Net Assets:
Net expenses	1.05%[4]	1.05%	1.06%	1.05%	1.56%	1.56%
Net investment income	1.34%[4]	1.40%	1.36%	1.64%	1.27%	0.96%
Expense waiver/reimbursement[5]	0.01%[4]	0.06%	0.02%	0.06%	0.04%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,667	$3,165	$12,178	$10,439	$577	$532
Portfolio turnover	64%	92%	89%	82%	98%	89%
1	Effective September 1, 2016, the Fund's Class R Shares were redesignated as Class R6 Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2020 (unaudited)
Assets:
Investment in securities, at value including $684,960 of securities loaned and $26,676,820 of investment in affiliated holdings* (identified cost $158,673,159)		$167,188,900
Cash		1,878
Income receivable		300,211
Income receivable from affiliated holdings		84,118
Receivable for investments sold		1,891,284
Receivable for shares sold		155,874
Receivable for variation margin on futures contracts		12,928
TOTAL ASSETS		169,635,193
Liabilities:
Payable for investments purchased	$1,928,242
Payable for shares redeemed	91,735
Payable for collateral due to broker for securities lending	728,398
Payable to adviser (Note 5)	3,445
Payable for administrative fees (Note 5)	361
Payable for distribution services fee (Note 5)	10,225
Payable for other service fees (Notes 2 and 5)	50,029
Accrued expenses (Note 5)	136,489
TOTAL LIABILITIES		2,948,924
Net assets for 8,918,623 shares outstanding		$166,686,269
Net Assets Consist of:
Paid-in capital		$155,408,783
Total distributable earnings (loss)		11,277,486
TOTAL NET ASSETS		$166,686,269
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($95,055,531 ÷ 5,086,171 shares outstanding), no par value, unlimited shares authorized	$18.69
Offering price per share (100/94.50 of $18.69)	$19.78
Redemption proceeds per share	$18.69
Class C Shares:
Net asset value per share ($15,863,119 ÷ 856,218 shares outstanding), no par value, unlimited shares authorized	$18.53
Offering price per share	$18.53
Redemption proceeds per share (99.00/100 of $18.53)	$18.34
Institutional Shares:
Net asset value per share ($53,100,730 ÷ 2,833,572 shares outstanding), no par value, unlimited shares authorized	$18.74
Offering price per share	$18.74
Redemption proceeds per share	$18.74
Class R6 Shares:
Net asset value per share ($2,666,889 ÷ 142,662 shares outstanding), no par value, unlimited shares authorized	$18.69
Offering price per share	$18.69
Redemption proceeds per share	$18.69
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Dividends (including $557,070 received from affiliated holdings* and net of foreign taxes withheld of $507)			$1,432,012
Interest			517,359
Net income on securities loaned (includes $13,907 earned from affiliated holdings related to cash collateral balances*)			4,311
TOTAL INCOME			1,953,682
Expenses:
Investment adviser fee (Note 5)		$603,690
Administrative fee (Note 5)		63,407
Custodian fees		16,522
Transfer agent fee (Note 2)		76,526
Directors'/Trustees' fees (Note 5)		1,181
Auditing fees		17,126
Legal fees		4,835
Portfolio accounting fees		51,931
Distribution services fee (Note 5)		58,320
Other service fees (Notes 2 and 5)		127,755
Share registration costs		30,917
Printing and postage		15,257
Miscellaneous (Note 5)		16,173
TOTAL EXPENSES		1,083,640
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(10,420)
Reimbursement of other operating expenses (Notes 2 and 5)	(27,336)
TOTAL WAIVER AND REIMBURSEMENTS		(37,756)
Net expenses			1,045,884
Net investment income			$907,798
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $203,958 on sales of investments in affiliated holdings*)	$5,556,896
Net realized gain on futures contracts	40,424
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(96,460) on investments in affiliated holdings*)	(111,486)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(27)
Net change in unrealized appreciation of futures contracts	13,904
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	5,499,711
Change in net assets resulting from operations	$6,407,509
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$907,798	$2,133,076
Net realized gain	5,597,320	7,525,854
Net change in unrealized appreciation/depreciation	(97,609)	(1,859,525)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,407,509	7,799,405
Distributions to Shareholders:
Class A Shares	(3,813,306)	(6,723,192)
Class C Shares	(539,280)	(1,044,348)
Institutional Shares	(2,518,866)	(5,847,283)
Class R6 Shares	(108,342)	(242,234)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,979,794)	(13,857,057)
Share Transactions:
Proceeds from sale of shares	20,396,026	63,670,084
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Balanced Allocation Fund	11,298,197	—
Net asset value of shares issued to shareholders in payment of distributions declared	6,622,022	12,933,369
Cost of shares redeemed	(26,992,868)	(70,276,399)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,323,377	6,327,054
Change in net assets	10,751,092	269,402
Net Assets:
Beginning of period	155,935,177	155,665,775
End of period	$166,686,269	$155,935,177
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2020 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
On March 30, 2017, the Fund's T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
On November 15, 2019, the Fund acquired all of the net assets of PNC Balanced Allocation Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund's Class A Shares exchanged, a shareholder received 0.616 shares of the Fund's Class A Shares.
For every one share of the Acquired Fund's Class C Shares exchanged, a shareholder received 0.609 shares of the Fund's Class C Shares.
For every one share of the Acquired Fund's Class I Shares exchanged, a shareholder received 0.610 shares of the Fund's Institutional Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund's Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
593,132	$11,298,197	$2,170,935	$154,177,771	$165,475,968
1	Unrealized Appreciation is included in the Net Assets Received amount shown above.
Semi-Annual Shareholder Report

Assuming the acquisition had been completed on August 1, 2019, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2020, were as follows:
Net investment income	$975,909
Net realized and unrealized gain on investments	$5,900,485
Net increase in net assets resulting from operations	$6,876,394

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund's Statement of Operations and Statement of Changes in Net Assets as of January 31, 2020.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Semi-Annual Shareholder Report

Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $37,756 is disclosed in various locations in this Note 2 and Note 5. For the six months ended January 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$43,694	$(15,097)
Class C Shares	8,118	(3,627)
Institutional Shares	24,098	(8,612)
Class R6 Shares	616	—
TOTAL	$76,526	$(27,336)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$108,315
Class C Shares	19,440
TOTAL	$127,755
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $13,922,324 and $2,109,266, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV
Semi-Annual Shareholder Report

decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$684,960	$728,398
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$ 43,676*
*	Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$40,424

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$13,904
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	333,607	$6,241,615	1,017,180	$18,426,997
Conversion of Class C Shares to Class A Shares	—	—	577,227	11,313,650
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	425,056	8,093,068	—	—
Shares issued to shareholders in payment of distributions declared	191,088	3,554,535	356,509	5,992,523
Shares redeemed	(365,461)	(6,846,477)	(591,801)	(10,713,481)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	584,290	$11,042,741	1,359,115	$25,019,689
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	92,296	$1,709,660	295,829	$5,229,357
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	24,943	468,430	—	—
Shares issued to shareholders in payment of distributions declared	26,632	488,464	54,548	903,860
Conversion of Class C Shares to Class A Shares	—	—	(585,290)	(11,313,650)
Shares redeemed	(125,136)	(2,314,137)	(355,430)	(6,666,352)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	18,735	$352,417	(590,343)	$(11,846,785)

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	627,401	$12,040,438	1,337,055	$24,174,708
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	143,133	2,736,699	—	—
Shares issued to shareholders in payment of distributions declared	132,428	2,472,323	344,529	5,809,112
Shares redeemed	(893,639)	(16,824,808)	(1,624,656)	(28,538,979)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,323	$424,652	56,928	$1,444,841

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	21,553	$404,313	235,953	$4,525,372
Shares issued to shareholders in payment of distributions declared	5,727	106,700	13,548	227,874
Shares redeemed	(53,562)	(1,007,446)	(701,361)	(13,043,937)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(26,282)	$(496,433)	(451,860)	$(8,290,691)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	586,066	$11,323,377	373,840	$6,327,054
4. FEDERAL TAX INFORMATION
At January 31, 2020, the cost of investments for federal tax purposes was $158,673,159. The net unrealized appreciation of investments for federal tax purposes was $8,559,417. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,292,718 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,733,301. The amounts presented are inclusive of derivative contracts.
Semi-Annual Shareholder Report

At July 31, 2019, for federal income tax purposes, the Fund had $30,009 in straddle loss deferral.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2020, the Adviser voluntarily waived $8,504 of its fee and voluntarily reimbursed $27,336 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2020, the Adviser reimbursed $1,916.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2020, the Sub-Adviser earned a fee of $74,745.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$58,320
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2020, FSC retained $7,582 fees paid by the Fund. For the six months ended January 31, 2020, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2020, FSC retained $8,127 in sales charges from the sale of Class A Shares. FSC also retained $962 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2020, FSSC received $6,784 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.31%, 2.06%, 1.06% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2020 (October 1, 2020 with respect to Class R6
Semi-Annual Shareholder Report

Shares); or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2020, were as follows:
Purchases	$79,730,093
Sales	$84,503,146
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2020, the Fund had no outstanding loans. During the six months ended January 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
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9. SUBSEQUENT EVENTs
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes MDT Series and Federated Hermes MDT Balanced Fund, respectively.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,040.70	$6.72
Class C Shares	$1,000	$1,036.60	$10.55
Institutional Shares	$1,000	$1,041.70	$5.44
Class R6 Shares	$1,000	$1,041.30	$5.39
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.60	$6.65
Class C Shares	$1,000	$1,014.80	$10.43
Institutional Shares	$1,000	$1,019.80	$5.38
Class R6 Shares	$1,000	$1,019.90	$5.33
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.31%
Class C Shares	2.06%
Institutional Shares	1.06%
Class R6 Shares	1.05%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated MDT Balanced Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the eliminiation of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report

adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated MDTA LLC (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separates sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the
Semi-Annual Shareholder Report

overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall
Semi-Annual Shareholder Report

expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund Peer Groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the Peer Group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the
Semi-Annual Shareholder Report

Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' investment objectives or investment management techniques, or the costs to implement funds, even within the same Peer Group, and that the CCO had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group.
Following such evaluation, and full deliberations, the Board considered that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In
Semi-Annual Shareholder Report

addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reduction in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and
Semi-Annual Shareholder Report

specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contract were appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated MDT Balanced Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R825
CUSIP 31421R692
36354 (3/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2020
Share Class | Ticker	A | QALGX	B | QBLGX	C | QCLGX	Institutional | QILGX

Federated MDT Large Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated MDT Large Cap Growth Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2019 through January 31, 2020. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At January 31, 2020, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	39.6%
Consumer Discretionary	14.6%
Health Care	13.5%
Communication Services	12.6%
Industrials	7.4%
Financials	3.9%
Consumer Staples	3.5%
Materials	1.7%
Real Estate	1.3%
Securities Lending Collateral[2]	0.7%
Cash Equivalents[3]	1.9%
Other Assets and Liabilities—Net[4]	(0.7)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—12.6%
8,323	[1]	Alphabet, Inc., Class A	$11,925,028
146		Cable One, Inc.	248,788
3,052	[1]	Charter Communications, Inc.	1,579,288
14,143	[1]	Discovery, Inc., Class A	413,824
25,484	[1]	Facebook, Inc.	5,145,475
70,783	[1,2]	MSG Networks, Inc.	1,076,609
10,794	[1]	Take-Two Interactive Software, Inc.	1,345,364
30,300		Verizon Communications, Inc.	1,801,032
		TOTAL	23,535,408
		Consumer Discretionary—14.6%
4,637	[1]	Amazon.com, Inc.	9,314,435
847	[1]	AutoZone, Inc.	896,092
152	[1]	Booking Holdings, Inc.	278,244
4,317	[1]	Burlington Stores, Inc.	938,818
628		Choice Hotels International, Inc.	62,926
5,933		Dollar General Corp.	910,181
25,886		Dunkin' Brands Group, Inc.	2,021,438
7,674		eBay, Inc.	257,539
39,345		Ford Motor Co.	347,023
9,020	[1]	Fossil, Inc.	60,705
7,018	[1,2]	GNC Holdings, Inc.	15,018
28,517		Lowe's Cos., Inc.	3,314,816
2,034	[1]	Lululemon Athletica, Inc.	486,919
6,386		Nike, Inc., Class B	614,972
5,110	[1]	O'Reilly Automotive, Inc.	2,075,171
18,071		Starbucks Corp.	1,532,963
10,684	[1]	Tempur Sealy International, Inc.	978,868
14,685		Tupperware Brands Corp.	91,928
45,938		Wyndham Destinations, Inc.	2,229,371
6,867		Yum! Brands, Inc.	726,323
		TOTAL	27,153,750
		Consumer Staples—3.5%
16,948		Church and Dwight, Inc.	1,257,881
4,979		Costco Wholesale Corp.	1,521,184
11,100		Estee Lauder Cos., Inc., Class A	2,166,276
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
19,190		Flowers Foods, Inc.	$413,161
1,914		Hershey Foods Corp.	296,995
589		Kimberly-Clark Corp.	84,368
4,848		PepsiCo, Inc.	688,513
1,476		Sysco Corp.	121,239
		TOTAL	6,549,617
		Financials—3.9%
6,170		American Express Co.	801,298
27,450		Citizens Financial Group, Inc.	1,023,336
864		MSCI, Inc., Class A	246,931
11,357		Progressive Corp., OH	916,396
4,283		Prudential Financial, Inc.	390,010
14,647		RenaissanceRe Holdings Ltd.	2,774,728
3,857		S&P Global, Inc.	1,132,917
3,575	[2]	Waddell & Reed Financial, Inc., Class A	57,128
		TOTAL	7,342,744
		Health Care—13.5%
5,543		AbbVie, Inc.	449,094
18,821	[1]	Alexion Pharmaceuticals, Inc.	1,870,619
15,350		AmerisourceBergen Corp.	1,313,346
4,173		Amgen, Inc.	901,577
1,517		Chemed Corp.	708,500
560	[1]	Dexcom, Inc.	134,820
3,405	[1]	Edwards Lifesciences Corp.	748,623
10,355		Eli Lilly & Co.	1,445,972
25,169		HCA Healthcare, Inc.	3,493,457
1,159	[1,2]	Hologic, Inc.	62,030
6,008	[1]	Incyte Genomics, Inc.	439,005
584	[1]	Insulet Corp.	113,319
3,176	[1]	Intuitive Surgical, Inc.	1,777,861
5,876	[1]	Jazz Pharmaceuticals PLC	842,325
18,902		Merck & Co., Inc.	1,614,987
2,123	[1]	Seattle Genetics, Inc.	230,112
15,653		Stryker Corp.	3,298,087
387	[1]	Varian Medical Systems, Inc.	54,401
563	[1]	Veeva Systems, Inc.	82,541
13,706	[1]	Vertex Pharmaceuticals, Inc.	3,111,947
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
19,062		Zoetis, Inc.	$2,558,311
		TOTAL	25,250,934
		Industrials—7.4%
2,496		Alaska Air Group, Inc.	161,217
4,046		Cintas Corp.	1,128,713
27,528		HEICO Corp.	3,370,253
21,697	[1]	Jet Blue Airways Corp.	430,251
26,409		KAR Auction Services, Inc.	555,117
10,048		Lockheed Martin Corp.	4,301,750
1,275		Northrop Grumman Corp.	477,577
44,180		Pitney Bowes, Inc.	165,233
6,033		R.R. Donnelley & Sons Co.	14,479
5,922		Rockwell Automation, Inc.	1,135,010
12,517		TransUnion	1,147,809
6,011		United Parcel Service, Inc.	622,259
1,458	[1,2]	United Rentals, Inc.	197,836
		TOTAL	13,707,504
		Information Technology—39.6%
7,044	[1]	Adobe, Inc.	2,473,430
7,861	[1]	Akamai Technologies, Inc.	733,824
18,950	[1]	Ansys, Inc.	5,198,554
47,815		Apple, Inc.	14,799,221
1,932	[1]	Autodesk, Inc.	380,314
577		Automatic Data Processing, Inc.	98,892
1,882		Booz Allen Hamilton Holding Corp.	146,871
2,680		CDW Corp.	349,606
53,797	[1]	Cadence Design Systems, Inc.	3,879,302
798	[1]	Ceridian HCM Holding, Inc.	58,485
1,991	[1]	Dell Technologies, Inc.	97,101
10,283	[1]	DocuSign, Inc.	807,318
1,809	[1]	EPAM Systems, Inc.	412,705
2,038	[1]	F5 Networks, Inc.	248,881
31,245	[1]	Fortinet, Inc.	3,604,423
9,217		Intuit, Inc.	2,584,262
13,108		KLA Corp.	2,172,520
24,076	[1]	Keysight Technologies, Inc.	2,238,827
4,504		Lam Research Corp.	1,343,138
702	[1]	Manhattan Associates, Inc.	59,993
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
25,062		Mastercard, Inc.	$7,918,088
72,538		Microsoft Corp.	12,348,144
4,574		NVIDIA Corp.	1,081,431
21,867		Paychex, Inc.	1,875,533
4,013	[1]	Paycom Software, Inc.	1,276,776
828	[1]	Paylocity Corp.	117,485
11,213	[1]	Salesforce.com, Inc.	2,044,242
9,807		Teradyne, Inc.	647,164
10,199		Universal Display Corp.	1,796,758
7,092	[1]	WEX, Inc.	1,538,397
61,068		Western Union Co.	1,642,729
		TOTAL	73,974,414
		Materials—1.7%
2,216		Grace (W.R.) & Co.	149,270
8,564		Scotts Miracle-Gro Co.	1,051,145
3,260		Sherwin-Williams Co.	1,815,787
1,601		Vulcan Materials Co.	226,750
		TOTAL	3,242,952
		Real Estate—1.3%
627		Lamar Advertising Co.	58,192
9,168		SBA Communications Corp.	2,287,966
		TOTAL	2,346,158
		TOTAL COMMON STOCKS (IDENTIFIED COST $148,900,367)	183,103,481
		INVESTMENT COMPANIES—2.6%
1,328,793		Federated Government Obligations Fund, Premier Shares, 1.49%[3]	1,328,793
3,580,001		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.71%[3]	3,581,075
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,909,779)	4,909,868
		TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $153,810,146)[4]	188,013,349
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[5]	(1,380,908)
		TOTAL NET ASSETS—100%	$186,632,441
Semi-Annual Shareholder Report
5

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2020, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Balance of Shares Held 7/31/2019	145,725	2,521,943	2,667,668
Purchases/Additions	6,379,641	22,508,565	28,888,206
Sales/Reductions	(5,196,573)	(21,450,507)	(26,647,080)
Balance of Shares Held 1/31/2020	1,328,793	3,580,001	4,908,794
Value	$1,328,793	$3,581,075	$4,909,868
Change in Unrealized Appreciation/Depreciation	N/A	$(499)	$(499)
Net Realized Gain/(Loss)	N/A	$293	$293
Dividend Income	$3,506	$18,143	$21,649
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.81	$20.66	$17.46	$15.18	$17.64	$16.15
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.05)	(0.07)	0.01	0.04	0.02
Net realized and unrealized gain (loss)	1.64	2.01	4.67	2.36	(0.70)	1.47
TOTAL FROM INVESTMENT OPERATIONS	1.61	1.96	4.60	2.37	(0.66)	1.49
Less Distributions:
Distributions from net realized gain	(1.11)	(1.81)	(1.40)	(0.09)	(1.80)	—
Net Asset Value, End of Period	$21.31	$20.81	$20.66	$17.46	$15.18	$17.64
Total Return[2]	8.05%	11.28%	27.38%	15.66%	(3.62)%	9.23%
Ratios to Average Net Assets:
Net expenses	1.25%[3]	1.48%	1.52%	1.52%	1.50%	1.50%
Net investment income (loss)	(0.29)%[3]	(0.27)%	(0.38)%	0.02%	0.28%	0.13%
Expense waiver/reimbursement[4]	0.18%[3]	0.00%[5]	0.02%	0.08%	0.07%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$81,547	$67,513	$59,355	$49,794	$45,661	$55,033
Portfolio turnover	98%	97%	104%	104%	69%	91%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.66	$18.85	$16.16	$14.16	$16.71	$15.41
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.18)	(0.20)	(0.11)	(0.07)	(0.11)
Net realized and unrealized gain (loss)	1.46	1.80	4.29	2.20	(0.68)	1.41
TOTAL FROM INVESTMENT OPERATIONS	1.36	1.62	4.09	2.09	(0.75)	1.30
Less Distributions:
Distributions from net realized gain	(1.11)	(1.81)	(1.40)	(0.09)	(1.80)	—
Net Asset Value, End of Period	$18.91	$18.66	$18.85	$16.16	$14.16	$16.71
Total Return[2]	7.63%	10.51%	26.38%	14.81%	(4.41)%	8.44%
Ratios to Average Net Assets:
Net expenses	2.02%[3]	2.23%	2.27%	2.27%	2.25%	2.25%
Net investment income (loss)	(1.06)%[3]	(1.02)%	(1.13)%	(0.71)%	(0.49)%	(0.65)%
Expense waiver/reimbursement[4]	0.16%[3]	0.00%[5]	0.02%	0.08%	0.08%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,725	$12,612	$14,432	$13,654	$14,925	$16,175
Portfolio turnover	98%	97%	104%	104%	69%	91%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.10	$18.35	$15.76	$13.81	$16.34	$15.07
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.18)	(0.19)	(0.11)	(0.06)	(0.10)
Net realized and unrealized gain (loss)	1.42	1.74	4.18	2.15	(0.67)	1.37
TOTAL FROM INVESTMENT OPERATIONS	1.32	1.56	3.99	2.04	(0.73)	1.27
Less Distributions:
Distributions from net realized gain	(1.11)	(1.81)	(1.40)	(0.09)	(1.80)	—
Net Asset Value, End of Period	$18.31	$18.10	$18.35	$15.76	$13.81	$16.34
Total Return[2]	7.64%	10.46%	26.42%	14.82%	(4.39)%	8.43%
Ratios to Average Net Assets:
Net expenses	2.01%[3]	2.23%	2.27%	2.27%	2.25%	2.25%
Net investment income (loss)	(1.05)%[3]	(1.03)%	(1.13)%	(0.72)%	(0.46)%	(0.63)%
Expense waiver/reimbursement[4]	0.17%[3]	0.00%[5]	0.02%	0.08%	0.07%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,205	$12,445	$10,685	$9,672	$10,052	$12,904
Portfolio turnover	98%	97%	104%	104%	69%	91%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$21.83	$21.52	$18.10	$15.69	$18.13	$16.55
Income From Investment Operations:
Net investment income (loss)[1]	0.01	(0.01)	(0.03)	0.05	0.08	0.07
Net realized and unrealized gain (loss)	1.71	2.13	4.85	2.45	(0.72)	1.51
TOTAL FROM INVESTMENT OPERATIONS	1.72	2.12	4.82	2.50	(0.64)	1.58
Less Distributions:
Distributions from net realized gain	(1.11)	(1.81)	(1.40)	(0.09)	(1.80)	—
Net Asset Value, End of Period	$22.44	$21.83	$21.52	$18.10	$15.69	$18.13
Total Return[2]	8.18%	11.59%	27.65%	15.98%	(3.40)%	9.55%
Ratios to Average Net Assets:
Net expenses	0.91%[3]	1.22%	1.27%	1.27%	1.25%	1.25%
Net investment income (loss)	0.09%[3]	(0.04)%	(0.14)%	0.27%	0.52%	0.37%
Expense waiver/reimbursement[4]	0.25%[3]	0.00%[5]	0.02%	0.08%	0.07%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$80,156	$37,076	$11,966	$7,649	$7,469	$7,888
Portfolio turnover	98%	97%	104%	104%	69%	91%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
January 31, 2020 (unaudited)
Assets:
Investment in securities, at value including $1,281,957 of securities loaned and $4,909,868 of investment in affiliated holdings* (identified cost $153,810,146)		$188,013,349
Income receivable		89,605
Income receivable from affiliated holdings		4,927
Receivable for investments sold		662,773
Receivable for shares sold		79,491
TOTAL ASSETS		188,850,145
Liabilities:
Payable for investments purchased	$571,688
Payable for shares redeemed	135,537
Payable for collateral due to broker for securities lending	1,328,793
Payable for investment adviser fee (Note 5)	1,799
Payable for administrative fee (Note 5)	407
Payable for portfolio accounting fees	52,165
Payable for distribution services fee (Note 5)	16,142
Payable for other service fees (Notes 2 and 5)	39,371
Accrued expenses (Note 5)	71,802
TOTAL LIABILITIES		2,217,704
Net assets for 8,739,409 shares outstanding		$186,632,441
Net Assets Consist of:
Paid-in capital		$140,592,638
Total distributable earnings (loss)		46,039,803
TOTAL NET ASSETS		$186,632,441
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($81,547,021 ÷ 3,826,341 shares outstanding), no par value, unlimited shares authorized	$21.31
Offering price per share (100/94.50 of $21.31)	$22.55
Redemption proceeds per share	$21.31
Class B Shares:
Net asset value per share ($11,724,926 ÷ 620,015 shares outstanding), no par value, unlimited shares authorized	$18.91
Offering price per share	$18.91
Redemption proceeds per share (94.50/100 of $18.91)	$17.87
Class C Shares:
Net asset value per share ($13,204,943 ÷ 721,024 shares outstanding), no par value, unlimited shares authorized	$18.31
Offering price per share	$18.31
Redemption proceeds per share (99.00/100 of $18.31)	$18.13
Institutional Shares:
Net asset value per share ($80,155,551 ÷ 3,572,029 shares outstanding), no par value, unlimited shares authorized	$22.44
Offering price per share	$22.44
Redemption proceeds per share	$22.44
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Dividends (including $18,143 received from an affiliated holding*)		$735,354
Net income on securities loaned (includes $3,506 received from an affiliated holding related to cash collateral balances*) (Note 2)		1,309
TOTAL INCOME		736,663
Expenses:
Investment adviser fee (Note 5)	$566,727
Administrative fee (Note 5)	59,694
Custodian fees	9,967
Transfer agent fee	114,487
Directors'/Trustees' fees (Note 5)	1,079
Auditing fees	13,842
Legal fees	4,835
Portfolio accounting fees	46,573
Distribution services fee (Note 5)	92,488
Other service fees (Notes 2 and 5)	121,724
Share registration costs	35,969
Printing and postage	16,386
Miscellaneous (Note 5)	14,252
TOTAL EXPENSES	1,098,023
Waiver/reimbursement of investment adviser fee (Note 5)	(152,636)
Net expenses		945,387
Net investment income (loss)		(208,724)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $293 on sales of investments in an affiliated holding*)		12,112,921
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(499) on investments in an affiliated holding*)		1,667,141
Net realized and unrealized gain (loss) on investments		13,780,062
Change in net assets resulting from operations		$13,571,338
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(208,724)	$(426,359)
Net realized gain	12,112,921	9,852,764
Net change in unrealized appreciation/depreciation	1,667,141	3,316,789
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,571,338	12,743,194
Distributions to Shareholders:
Class A Shares	(4,102,840)	(5,477,815)
Class B Shares	(700,438)	(1,293,241)
Class C Shares	(770,197)	(969,378)
Institutional Shares	(3,849,963)	(1,895,731)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,423,438)	(9,636,165)
Share Transactions:
Proceeds from sale of shares	10,879,405	50,787,953
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Multi-Factor Large Cap Growth Fund	101,740,899	—
Net asset value of shares issued to shareholders in payment of distributions declared	8,888,859	9,069,033
Cost of shares redeemed	(68,669,907)	(29,755,658)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	52,839,256	30,101,328
Change in net assets	56,987,156	33,208,357
Net Assets:
Beginning of period	129,645,285	96,436,928
End of period	$186,632,441	$129,645,285
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
January 31, 2020 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
On March 30, 2017, the Fund's T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
On November 15, 2019, the Fund acquired all of the net assets of PNC Multi-Factor Large Cap Growth Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund's Class A Shares exchanged, a shareholder received 1.586 shares of the Fund's Class A Shares.
For every one share of the Acquired Fund's Class C Shares exchanged, a shareholder received 1.581 shares of the Fund's Class C Shares.
For every one share of the Acquired Fund's Class I Shares exchanged, a shareholder received 1.545 shares of the Fund's Institutional Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund's Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
4,605,196	$101,740,899	$9,990,130	$117,706,237	$219,447,136
1	Unrealized Appreciation is included in the Net Assets Received amount shown above.
Semi-Annual Shareholder Report
15

Assuming the acquisition had been completed on August 1, 2019, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2020, were as follows:
Net investment income	$49,692
Net realized and unrealized gain on investments	16,681,380
Net increase in net assets resulting from operations	$16,731,072
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund's Statement of Operations and Statement of Change in Net Assets as of January 31, 2020.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report
16

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report
17

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $152,636 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$90,894
Class B Shares	15,102
Class C Shares	15,728
TOTAL	$121,724
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$1,281,957	$1,328,793
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	200,932	$4,141,623	656,472	$13,105,404
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	703,729	14,926,094	—	—
Shares issued to shareholders in payment of distributions declared	185,136	3,734,190	287,970	4,964,605
Shares redeemed	(507,769)	(10,606,596)	(573,201)	(11,287,981)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	582,028	$12,195,311	371,241	$6,782,028

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,981	$36,708	15,474	$275,427
Shares issued to shareholders in payment of distributions declared	38,249	685,430	81,777	1,269,989
Shares redeemed	(96,266)	(1,779,785)	(186,625)	(3,266,416)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(56,036)	$(1,057,647)	(89,374)	$(1,721,000)

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	53,024	$950,974	287,106	$4,940,359
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	18,359	337,996	—	—
Shares issued to shareholders in payment of distributions declared	43,943	762,414	64,160	966,884
Shares redeemed	(81,798)	(1,475,336)	(245,939)	(4,453,354)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	33,528	$576,048	105,327	$1,453,889
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	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	262,387	$5,750,100	1,564,212	$32,466,763
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	3,883,108	86,476,809	—	—
Shares issued to shareholders in payment of distributions declared	174,603	3,706,825	103,408	1,867,555
Shares redeemed	(2,446,717)	(54,808,190)	(524,974)	(10,747,907)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,873,381	$41,125,544	1,142,646	$23,586,411
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,432,901	$52,839,256	1,529,840	$30,101,328
4. FEDERAL TAX INFORMATION
At January 31, 2020, the cost of investments for federal tax purposes was $153,810,146. The net unrealized appreciation of investments for federal tax purposes was $34,203,203. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,957,036 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,753,833.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the Adviser voluntarily waived $151,616 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2020, the Adviser reimbursed $1,020.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$45,306
Class C Shares	47,182
TOTAL	$92,488
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2020, FSC retained $55,553 of fees paid by the Fund. For the six months ended January 31, 2020, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended January 31, 2020, FSSC received $22,999 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2020, FSC retained $4,174 in sales charges from the sale of Class A Shares. FSC also retained $10,454 and $564 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective November 18, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding, interest expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.99%, 1.74%, 1.74% and 0.74% (the “Fee Limit”), respectively, up to but not including
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the later of (the “Termination Date”): (a) December 1, 2020; or (b) the date of the Fund's next effective Prospectus. Prior to November 18, 2019, the Fee Limits disclosed above for the referenced share classes were 1.51%, 2.26%, 2.26% and 1.26%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2020, were as follows:
Purchases	$133,470,517
Sales	$191,050,281
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the
Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2020, the Fund had no outstanding loans. During the six months ended January 31, 2020, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
10. SUBSEQUENT EVENTS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes MDT Series and Federated Hermes MDT Large Cap Growth Fund, respectively.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,080.50	$6.54[2]
Class B Shares	$1,000	$1,076.90	$10.55[3]
Class C Shares	$1,000	$1,076.40	$10.49[4]
Institutional Shares	$1,000	$1,081.80	$4.76[5]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.80	$6.34[2]
Class B Shares	$1,000	$1,014.90	$10.23[3]
Class C Shares	$1,000	$1,015.00	$10.18[4]
Institutional Shares	$1,000	$1,020.50	$4.62[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.25%
Class B Shares	2.02%
Class C Shares	2.01%
Institutional Shares	0.91%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.99% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.18 and $5.03, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 1.74% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.08 and $8.82, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 1.74% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.08 and $8.82, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.74% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.87 and $3.76, respectively.
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Evaluation and Approval of Advisory Contract–May 2019
Federated MDT Large Cap Growth Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated MDTA LLC (the “Adviser”) and its affiliates (collectively “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other
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factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund Peer Groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the Peer Group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in
Semi-Annual Shareholder Report
30

attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' investment objectives or investment management techniques, or the costs to implement funds, even within the same Peer Group, and that the CCO had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group. In addition, the Board was informed by the Adviser that the Fund outperformed its benchmark index for the one-year period.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution
Semi-Annual Shareholder Report
31

and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared
Semi-Annual Shareholder Report
32

with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report
33

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
34

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
35

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
36

Federated MDT Large Cap Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R684
CUSIP 31421R809
CUSIP 31421R882
36353 (3/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2020
Share Class | Ticker	A | QASCX	C | QCSCX	Institutional | QISCX	R6 | QLSCX

Federated MDT Small Cap Core Fund
Fund Established 2005

A Portfolio of Federated MDT Series
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated MDT Small Cap Core Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2019 through January 31, 2020. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At January 31, 2020, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	18.5%
Health Care	16.2%
Industrials	15.4%
Information Technology	14.1%
Consumer Discretionary	12.1%
Real Estate	9.0%
Energy	3.2%
Materials	2.8%
Utilities	2.7%
Consumer Staples	2.4%
Communication Services	2.0%
Securities Lending Collateral[2]	8.8%
Cash Equivalents[3]	1.3%
Other Assets and Liabilities—Net[4]	(8.5)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—98.4%
		Communication Services—2.0%
465,193	[1]	Cars.com, Inc.	$5,428,802
49,375		Cogent Communications Holdings, Inc.	3,502,169
234,651		Emerald Expositions Events, Inc.	2,447,410
35,158	[1,2]	EverQuote, Inc.	1,289,947
921,801	[1,2]	Frontier Communications Corp.	508,558
118,298	[1]	Imax Corp.	1,956,649
50,855	[1]	Intelsat SA	173,416
15,271	[2]	Meredith Corp.	458,893
104,440		National CineMedia, Inc.	770,767
205,211		Tegna, Inc.	3,468,066
		TOTAL	20,004,677
		Consumer Discretionary—12.1%
61,738	[1]	Asbury Automotive Group, Inc.	5,954,630
155,190	[1]	Beazer Homes USA, Inc.	2,133,862
63,397	[1,2]	Boot Barn Holdings, Inc.	2,660,772
3,383	[1]	Cavco Industries, Inc.	757,860
79,825	[1]	Cooper-Standard Holding, Inc.	2,116,959
177,672	[1]	CROCs, Inc.	6,735,545
28,059	[1,2]	Deckers Outdoor Corp.	5,356,744
437,113	[1]	Everi Holdings, Inc.	5,463,912
9,276	[1,2]	Francesca's Holdings Corp.	70,869
47,714	[1,2]	GameStop Corp.	183,222
34,796		Group 1 Automotive, Inc.	3,506,393
53,416	[1,2]	Hibbett Sports, Inc.	1,323,648
17,915	[1]	Installed Building Products, Inc.	1,328,039
56,095	[1,2]	iRobot Corp.	2,639,270
84,905		Jack in the Box, Inc.	6,940,984
306,115		KB HOME	11,494,618
223,255	[1,2]	K12, Inc.	3,603,336
56,861	[2]	Lithia Motors, Inc., Class A	7,712,626
53,923	[1]	Meritage Corp.	3,826,376
51,629	[1,2]	RH	10,777,554
183,289		Rent-A-Center, Inc.	5,339,209
17,709	[1]	Sally Beauty Holdings, Inc.	271,833
313,734	[1,2]	SeaWorld Entertainment, Inc.	10,811,274
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
15,581	[2]	Shoe Carnival, Inc.	$558,735
7,233	[1]	Sleep Number Corp.	373,150
34,902		Steven Madden Ltd.	1,345,821
320,092	[1]	TRI Pointe Group, Inc.	5,204,696
28,224	[1]	Taylor Morrison Home Corp.	730,437
3,161	[1]	TopBuild Corp.	361,966
198,827	[2]	Tupperware Brands Corp.	1,244,657
88,902	[2]	Wingstop, Inc.	8,247,439
24,284	[1,2]	YETI Holdings, Inc.	882,966
		TOTAL	119,959,402
		Consumer Staples—2.4%
4,470		Coca-Cola Bottling Co.	1,210,521
193,295	[1]	Darling Ingredients, Inc.	5,244,093
207,039	[1]	elf Beauty, Inc.	3,246,371
12,278	[1]	Freshpet, Inc.	772,041
84,776		Ingles Markets, Inc., Class A	3,534,311
122,321	[1]	Performance Food Group Co.	6,335,005
57,664		Universal Corp.	3,064,842
		TOTAL	23,407,184
		Energy—3.2%
126,584	[2]	Arch Coal, Inc.	6,522,873
223,924	[1,2]	CONSOL Energy, Inc.	1,820,502
8,677		CVR Energy, Inc.	300,311
1,088,948	[1,2]	Denbury Resources, Inc.	1,072,614
19,137	[1]	Dorian LPG Ltd.	251,077
137,328	[1]	Gulf Island Fabrication, Inc.	700,373
347,467	[1,2]	Key Energy Services, Inc.	39,959
20,668	[1]	Mammoth Energy Services, Inc.	29,349
198,159	[1]	Newpark Resources, Inc.	990,795
280,475	[1,2]	Noble Corp. PLC	226,568
446,702	[1]	Oil States International, Inc.	4,815,448
317,711	[2]	Peabody Energy Corp.	2,147,726
145,578	[2]	RPC, Inc.	659,468
154,116	[1,2]	Renewable Energy Group, Inc.	4,050,168
136,294	[2]	Scorpio Tankers, Inc.	3,181,102
297,044	[1,2]	Seadrill Ltd.	406,950
74,639		Teekay Tankers Ltd., Class A	1,215,869
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
714,053	[1,2]	Whiting Petroleum Corp.	$3,241,801
		TOTAL	31,672,953
		Financials—18.5%
40,603		1st Source Corp.	1,916,056
162,512		American Equity Investment Life Holding Co.	4,291,942
45,611	[2]	BancFirst Corp.	2,636,316
147,224		BancorpSouth Bank	4,206,190
149,927		Employers Holdings, Inc.	6,394,387
38,145	[1]	Enova International, Inc.	955,914
190,813		Essent Group Ltd.	9,466,233
282,143	[1,2]	Ezcorp, Inc., Class A	1,754,929
45,108		Financial Institutions, Inc.	1,389,777
263,548		First Bancorp, Inc.	9,350,683
813,870		First BanCorp.	7,544,575
195,182		First Defiance Financial Corp.	5,736,399
34,672		First Foundation, Inc.	572,088
54,873		First Guaranty Bancshares, Inc.	987,714
28,026		First Midwest Bancorp, Inc.	558,838
483,764		Fulton Financial Corp.	7,967,593
351,900	[1]	Green Dot Corp.	10,585,152
88,842		Hancock Whitney Corp.	3,530,581
7,494		Heartland Financial USA, Inc.	366,532
14,639		Hilltop Holdings, Inc.	331,427
111,652		Hometrust Bancshares, Inc.	2,961,011
14,978		Horace Mann Educators Corp.	644,204
818,682		Investors Bancorp, Inc.	9,893,772
46,482		Kinsale Capital Group, Inc.	5,309,174
209,976		MGIC Investment Corp.	2,895,569
199,779		Meridian Bancorp, Inc.	3,594,024
208,933	[1]	NMI Holdings, Inc.	6,669,141
87,804		National Bank Holdings Corp.	2,862,410
529,976		National General Holdings Corp.	11,537,577
792,986		New York Mortgage Trust, Inc.	5,035,461
27,724	[1,2]	Nicolet Bankshares, Inc.	1,958,701
195,739		OceanFirst Financial Corp.	4,552,889
47,529	[1,2]	PRA Group, Inc.	1,680,625
28,144		Pacific Premier Bancorp, Inc.	838,691
31,418	[1]	Palomar Holdings, Inc.	1,679,292
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
151,383		Peapack-Gladstone Financial Corp.	$4,424,925
95,205		Pennymac Financial Services, Inc.	3,210,313
116,351		QCR Holdings, Inc.	4,782,026
21,309	[2]	RLI Corp.	1,981,950
188,074		Radian Group, Inc.	4,605,932
6,221	[1]	Regional Management Corp.	171,389
9,189		Renasant Corp.	293,405
11,044		Republic Bancorp, Inc.	462,744
40,711		Selective Insurance Group, Inc.	2,697,104
28,262		Simmons 1st National Corp., Class A	677,723
76,322		Stifel Financial Corp.	4,937,270
48,596		TriCo Bancshares	1,768,894
83,862		UMB Financial Corp.	5,573,469
234,265		Waterstone Financial, Inc.	4,097,295
126,327		Western New England Bancorp, Inc.	1,134,416
		TOTAL	183,474,722
		Health Care—16.2%
316,392	[1,2]	Acorda Therapeutics, Inc.	642,276
66,205	[1,3]	Adeptus Health, Inc., Class A	0
77,070	[1,2]	Aimmune Therapeutics, Inc.	2,393,024
761,927	[1]	Akorn, Inc.	1,165,748
67,500	[1,2]	Alphatec Holdings, Inc.	469,800
12,280	[1]	Amedisys, Inc.	2,167,297
5,507	[1]	Applied Therapeutics, Inc.	288,952
27,378	[1]	Arvinas, Inc.	1,326,738
462,838	[1]	Assertio Therapeutics, Inc.	495,237
7,559	[1]	AtriCure, Inc.	294,045
5,265	[1,2]	Axsome Therapeutics, Inc.	457,107
4,079	[1]	Bioxcel Therapeutics, Inc.	67,589
128,735	[2]	CONMED Corp.	13,089,775
10,779	[1]	Cardiovascular Systems, Inc.	489,259
8,239	[1]	ChemoCentryx, Inc.	349,498
87,076	[1]	Collegium Pharmaceutical, Inc.	1,751,534
18,664	[1]	Cue Biopharma, Inc.	283,133
33,099	[1]	Cutera, Inc.	932,730
84,850	[1]	Deciphera Pharmaceuticals, Inc.	5,314,155
112,965	[1]	Dicerna Pharmaceuticals, Inc.	2,230,494
144,784	[1,2]	Epizyme, Inc.	3,030,329
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
10,768	[1,2]	Evofem Biosciences, Inc.	$53,302
85,350	[1]	Global Blood Therapeutics, Inc.	5,569,941
40,970	[1]	Globus Medical, Inc.	2,141,912
25,558	[1]	GlycoMimetics, Inc.	109,388
11,986	[1]	Haemonetics Corp.	1,287,177
67,089	[1,2]	Immunogen, Inc.	316,996
124,576	[1]	Immunomedics, Inc.	2,313,376
74,108	[1]	Inogen, Inc.	3,280,761
22,866	[1,2]	Intercept Group, Inc.	2,113,047
259,709	[1,2]	Ironwood Pharmaceuticals, Inc.	3,137,285
52,332	[1]	Jounce Therapeutics, Inc.	329,168
304,501	[1,2]	Karyopharm Therapeutics, Inc.	4,917,691
33,392	[1,2]	Lannett Co., Inc.	271,811
45,644		LeMaitre Vascular, Inc.	1,642,499
735,997	[1,2]	Mallinckrodt PLC	3,378,226
190,471	[1]	Medpace Holdings, Inc.	16,294,794
39,541	[1]	Momenta Pharmaceuticals, Inc.	1,147,480
20,191	[1]	Natera, Inc.	706,887
98,773	[1]	NeoGenomics, Inc.	3,183,454
31,362	[1]	Nevro Corp.	4,168,323
41,000	[1]	NuVasive, Inc.	3,161,920
5,330	[1]	Omnicell, Inc.	433,222
92,317		Owens & Minor, Inc.	577,904
21,686	[1]	PTC Therapeutics, Inc.	1,116,829
5,267	[1]	Principia Biopharma, Inc.	277,308
334,755	[1,2]	Puma Biotechnology, Inc.	2,631,174
115,870	[1]	R1 RCM, Inc.	1,448,375
11,180	[1]	Radius Health, Inc.	196,321
14,090	[1,2]	Reata Pharmaceuticals, Inc.	3,082,751
96,753	[1]	Recro Pharma, Inc.	1,595,457
151,211	[1]	Repligen Corp.	15,180,072
12,545	[1,2]	Rocket Pharmaceuticals, Inc.	256,922
305,306	[1]	Select Medical Holdings Corp.	6,973,189
110,006	[1,2]	Surgery Partners, Inc.	1,855,801
78,862	[1]	Syneos Health, Inc.	4,838,972
41,774	[1,2]	Teladoc, Inc.	4,248,834
288,714	[1]	Tenet Healthcare Corp.	9,134,911
159,033	[1,2]	Tg Therapeutics, Inc.	2,259,859
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
57,435	[1]	Theravance Biopharma, Inc.	$1,601,288
5,083	[1]	Turning Point Therapeutics, Inc.	297,356
18,167	[1]	Vanda Pharmaceuticals, Inc.	231,629
52,218	[1,2]	Viking Therapeutics, Inc.	327,929
406,876	[1]	Voyager Therapeutics, Inc.	4,487,842
11,535	[1]	Xencor, Inc.	391,498
		TOTAL	160,209,601
		Industrials—15.4%
198,843		Acco Brands Corp.	1,718,004
52,062	[1]	Aerovironment, Inc.	3,467,850
283,809		Arcosa, Inc.	12,416,644
368,863	[1]	Atkore International Group, Inc.	14,643,861
145,581	[1]	Builders Firstsource, Inc.	3,609,681
218,403	[1]	CECO Environmental Corp.	1,659,863
96,584	[1]	Casella Waste Systems, Inc.	4,944,135
76,893	[1,2]	Cimpress PLC	9,198,710
284,514		Costamare, Inc.	2,256,196
95,367		Deluxe Corp.	4,596,689
119,704	[1]	Echo Global Logistics, Inc.	2,319,863
68,801		Emcor Group, Inc.	5,653,378
170,238	[2]	Exponent, Inc.	12,388,219
35,876	[1]	FTI Consulting, Inc.	4,307,273
96,427		Federal Signal Corp.	3,101,092
4,556		Forward Air Corp.	298,190
269,319	[1]	Foundation Building Materials, Inc.	4,801,958
257,497	[1]	GMS, Inc.	6,880,320
75,512	[1]	Generac Holdings, Inc.	7,822,288
4,569	[1]	Gibraltar Industries, Inc.	249,102
194,424	[1]	Great Lakes Dredge & Dock Corp.	2,035,619
13,608		HEICO Corp.	1,666,027
65,449		Hawaiian Holdings, Inc.	1,824,718
87,041		Heidrick & Struggles International, Inc.	2,473,705
93,202		Hurco Co., Inc.	2,917,223
63,092	[1]	Mastec, Inc.	3,643,563
8,459		Maxar Technologies, Inc.	135,006
22,720	[1]	Mercury Systems, Inc.	1,743,760
42,747		Miller Herman, Inc.	1,652,172
32,647	[1]	Now, Inc.	326,796
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
239,730		Rexnord Corp.	$7,827,184
76,138		Rush Enterprises, Inc.	3,273,934
66,508	[1]	SPX Corp.	3,263,548
27,127	[1,2]	Saia, Inc.	2,362,762
67,098	[2]	SkyWest, Inc.	3,701,797
148,944		Spartan Motors, Inc.	2,532,048
160,259	[1]	Titan Machinery, Inc.	1,956,762
73,313		Triton International Ltd.	2,752,903
		TOTAL	152,422,843
		Information Technology—14.1%
8,098	[1]	ACI Worldwide, Inc.	278,976
15,084	[1]	Ambarella, Inc.	892,068
7,908	[2]	Blackbaud, Inc.	619,434
5,353	[1]	Bottomline Technologies, Inc.	286,921
25,279	[1]	CACI International, Inc., Class A	6,760,616
197,284	[1,2]	Cardtronics, Inc.	8,877,780
10,746	[1]	Ciena Corp.	437,040
207,879	[1]	Cirrus Logic, Inc.	15,967,186
69,568	[1]	Commvault Systems, Inc.	3,131,951
222,838	[1]	Conduent, Inc.	953,747
153,555	[1]	Cornerstone OnDemand, Inc.	9,029,034
85,681	[1]	Diebold Nixdorf, Inc.	986,188
87,570	[1,2]	Digital Turbine, Inc.	546,437
21,548	[1]	Envestnet, Inc.	1,699,491
131,299		Evertec, Inc.	4,407,707
85,728	[1]	Evo Payments, Inc.	2,375,523
132,843	[1]	FormFactor, Inc.	3,362,256
124,316	[1]	Inphi Corp.	9,443,043
55,305	[1]	Insight Enterprises, Inc.	3,642,940
48,219	[1]	Itron, Inc.	3,941,903
96,529	[1,2]	j2 Global, Inc.	9,253,270
56,639	[1]	Kimball Electronics, Inc.	916,419
54,486	[1]	MA-COM Technology Solutions Holdings, Inc.	1,548,492
259,088	[1]	Model N, Inc.	8,080,955
21,739	[1]	NeoPhotonics Corp.	165,869
209,799	[1,2]	Netgear, Inc.	5,396,030
17,002	[1]	OSI Systems, Inc.	1,471,353
20,676	[1]	Paylocity Corp.	2,933,718
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
269,596	[1,2]	Perficient, Inc.	$13,398,921
3,953		Power Integrations, Inc.	386,090
3,852	[1]	Qualys, Inc.	330,270
214,183	[1]	SPS Commerce, Inc.	12,172,020
34,606	[1]	Secureworks Corp.	544,352
57,730	[1,2]	ShotSpotter, Inc.	1,584,689
13,802	[1,2]	Stratasys, Inc.	248,160
49,130	[1]	Synaptics, Inc.	3,276,480
30,331	[1]	Ultra Clean Holdings, Inc.	697,916
		TOTAL	140,045,245
		Materials—2.8%
12,814	[1]	AdvanSix, Inc.	239,878
231,959	[1,2]	Allegheny Technologies, Inc.	4,001,293
21,286		Carpenter Technology Corp.	845,906
192,936		Commercial Metals Corp.	3,964,835
81,368	[1,2]	Forterra, Inc.	1,053,716
24,578	[2]	Fuller (H.B.) Co.	1,135,749
57,560		Haynes International, Inc.	1,543,184
3,423		Kaiser Aluminum Corp.	342,813
15,363	[1]	Koppers Holdings, Inc.	482,091
111,999		Myers Industries, Inc.	1,812,144
17,570	[1]	Ryerson Holding Corp.	180,092
163,555		Schnitzer Steel Industries, Inc., Class A	2,629,964
192,143		Trinseo SA	5,518,347
5,290	[1]	UFP Technologies, Inc.	246,673
236,370	[1]	Verso Corp.	3,982,834
		TOTAL	27,979,519
		Real Estate—9.0%
9,637		Agree Realty Corp.	731,737
71,630	[2]	American Finance Trust, Inc.	929,041
30,047		Armada Hoffler Properties, Inc.	551,062
151,631		City Office REIT, Inc.	2,050,051
383,131	[2]	Easterly Government Properties, Inc.	9,275,602
105,431		EastGroup Properties, Inc.	14,345,996
17,605		Essential Properties Realty Trust, Inc.	486,074
290,275		First Industrial Realty Trust	12,394,743
68,793		Gladstone Commercial Corp.	1,466,667
179,636		Healthcare Realty Trust, Inc.	6,477,674
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
553,705		Independence Realty Trust	$8,122,852
17,986		Kite Realty Group Trust	309,359
238,933		Newmark Group, Inc.	2,812,241
31,641		NexPoint Residential Trust, Inc.	1,544,081
172,418	[2]	QTS Realty Trust, Inc.	9,807,136
8,349		RMR Group, Inc./The	384,638
37,449		Retail Opportunity Investments Corp.	620,530
211,798		Rexford Industrial Realty, Inc.	10,206,546
86,958		STAG Industrial, Inc.	2,803,526
5,823		Terreno Realty Corp.	333,425
160,470	[2]	Urban Edge Properties	2,951,043
		TOTAL	88,604,024
		Utilities—2.7%
24,647		Avista Corp.	1,253,300
189,474	[2]	Clearway Energy, Inc.	3,920,217
320,529		Portland General Electric Co.	19,712,533
123,722	[2]	TerraForm Power, Inc.	2,238,131
		TOTAL	27,124,181
		TOTAL COMMON STOCKS (IDENTIFIED COST $958,002,461)	974,904,351
		INVESTMENT COMPANIES—10.1%
35,727,726		Federated Government Obligations Fund, Premier Shares, 1.49%[4]	35,727,726
64,018,176		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.71%[4]	64,037,382
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $99,765,976)	99,765,108
		TOTAL INVESTMENT IN SECURITIES—108.5% (IDENTIFIED COST $1,057,768,437)[5]	1,074,669,459
		OTHER ASSETS AND LIABILITIES - NET—(8.5)%[6]	(84,232,319)
		TOTAL NET ASSETS—100%	$990,437,140
Semi-Annual Shareholder Report
10

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2020, were as follows:
Affiliate	Balance of Shares Held 7/31/2019	Purchases/ Additions	Sales/ Reductions
Information Technology:
ShotSpotter, Inc.	—	69,933	(12,203)
Semi-Annual Shareholder Report
11

Balance of Shares Held 1/31/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income

57,730	$1,584,689	$397,137	$37,602	$—
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2020, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 7/31/2019	37,415,748	84,083,002	121,498,750
Purchases/Additions	170,656,764	349,175,675	519,832,439
Sales/Reductions	(172,344,786)	(369,240,501)	(541,585,287)
Balance of Shares Held 1/31/2020	35,727,726	64,018,176	99,745,902
Value	$35,727,726	$64,037,382	$99,765,108
Change in Unrealized Appreciation/Depreciation	N/A	$(3,118)	$(3,118)
Net Realized Gain/(Loss)	N/A	$1,081	$1,081
Dividend Income	$360,066	$725,842	$1,085,908
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees").
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Semi-Annual Shareholder Report
12

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$923,302,809	$—	$0	$923,302,809
International	51,601,542	—	—	51,601,542
Investment Companies	99,765,108	—	—	99,765,108
TOTAL SECURITIES	$1,074,669,459	$—	$0	$1,074,669,459
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.87	$21.19	$18.69	$15.08	$15.66	$15.07
Income From Investment Operations:
Net investment income (loss)[1]	0.02	0.01	(0.01)	(0.02)	0.03	(0.05)
Net realized and unrealized gain (loss)	(0.17)	(1.70)	3.38	3.78	1.02	1.57
TOTAL FROM INVESTMENT OPERATIONS	(0.15)	(1.69)	3.37	3.76	1.05	1.52
Less Distributions:
Distributions from net investment income	(0.04)	—	—	—	—	—
Distributions from net realized gain	—	(0.63)	(0.87)	(0.15)	(1.63)	(0.93)
TOTAL DISTRIBUTIONS	(0.04)	(0.63)	(0.87)	(0.15)	(1.63)	(0.93)
Net Asset Value, End of Period	$18.68	$18.87	$21.19	$18.69	$15.08	$15.66
Total Return[2]	(0.80)%	(7.69)%	18.49%	24.97%	7.90%	10.22%
Ratios to Average Net Assets:
Net expenses	1.13%[3]	1.13%	1.14%	1.14%	1.13%	1.48%
Net investment income (loss)	0.21%[3]	0.07%	(0.06)%	(0.13)%	0.19%	(0.35)%
Expense waiver/reimbursement[4]	0.18%[3]	0.22%	0.37%	0.55%	1.10%	0.76%
Supplemental Data:
Net assets, end of period (000 omitted)	$102,014	$68,546	$74,396	$37,031	$13,035	$7,160
Portfolio turnover	79%	121%	88%	91%	189%	166%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$16.58	$18.84	$16.83	$13.70	$14.48	$14.10
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.12)	(0.14)	(0.14)	(0.07)	(0.16)
Net realized and unrealized gain (loss)	(0.15)	(1.51)	3.02	3.42	0.92	1.47
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	(1.63)	2.88	3.28	0.85	1.31
Less Distributions:
Distributions from net investment income	—	—	—	—	—	—
Distributions from net realized gain	—	(0.63)	(0.87)	(0.15)	(1.63)	(0.93)
TOTAL DISTRIBUTIONS	—	(0.63)	(0.87)	(0.15)	(1.63)	(0.93)
Net Asset Value, End of Period	$16.38	$16.58	$18.84	$16.83	$13.70	$14.48
Total Return[2]	(1.21)%	(8.35)%	17.60%	23.98%	7.12%	9.41%
Ratios to Average Net Assets:
Net expenses	1.88%[3]	1.88%	1.89%	1.89%	1.88%	2.28%
Net investment income (loss)	(0.55)%[3]	(0.69)%	(0.81)%	(0.89)%	(0.56)%	(1.11)%
Expense waiver/reimbursement[4]	0.22%[3]	0.28%	0.38%	0.57%	1.11%	0.72%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,737	$28,411	$30,072	$15,223	$3,422	$3,031
Portfolio turnover	79%	121%	88%	91%	189%	166%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$19.59	$21.94	$19.30	$15.54	$16.04	$15.38
Income From Investment Operations:
Net investment income (loss)[1]	0.04	0.06	0.03	0.02	0.06	(0.02)
Net realized and unrealized gain (loss)	(0.18)	(1.76)	3.50	3.90	1.07	1.61
TOTAL FROM INVESTMENT OPERATIONS	(0.14)	(1.70)	3.53	3.92	1.13	1.59
Less Distributions:
Distributions from net investment income	(0.07)	(0.02)	(0.02)	—	—	—
Distributions from net realized gain	—	(0.63)	(0.87)	(0.16)	(1.63)	(0.93)
TOTAL DISTRIBUTIONS	(0.07)	(0.65)	(0.89)	(0.16)	(1.63)	(0.93)
Net Asset Value, End of Period	$19.38	$19.59	$21.94	$19.30	$15.54	$16.04
Total Return[2]	(0.71)%	(7.45)%	18.78%	25.24%	8.24%	10.48%
Ratios to Average Net Assets:
Net expenses	0.88%[3]	0.88%	0.89%	0.89%	0.88%	1.26%
Net investment income (loss)	0.45%[3]	0.31%	0.13%	0.10%	0.43%	(0.11)%
Expense waiver/reimbursement[4]	0.17%[3]	0.22%	0.34%	0.53%	1.11%	0.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$801,250	$842,221	$708,805	$179,219	$24,529	$20,504
Portfolio turnover	79%	121%	88%	91%	189%	166%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,			Period Ended 7/31/2016[1]
		2019	2018	2017
Net Asset Value, Beginning of Period	$19.59	$21.94	$19.30	$15.54	$13.88
Income From Investment Operations:
Net investment income (loss)[2]	0.04	0.06	0.02	0.01	(0.01)
Net realized and unrealized gain (loss)	(0.17)	(1.76)	3.51	3.91	1.67
TOTAL FROM INVESTMENT OPERATIONS	(0.13)	(1.70)	3.53	3.92	1.66
Less Distributions:
Distributions from net investment income	(0.07)	(0.02)	(0.02)	—	—
Distributions from net realized gain	—	(0.63)	(0.87)	(0.16)	—
TOTAL DISTRIBUTIONS	(0.07)	(0.65)	(0.89)	(0.16)	—
Net Asset Value, End of Period	$19.39	$19.59	$21.94	$19.30	$15.54
Total Return[3]	(0.66)%	(7.45)%	18.78%	25.24%	11.96%
Ratios to Average Net Assets:
Net expenses	0.87%[4]	0.87%	0.88%	0.88%	0.87%[4]
Net investment income (loss)	0.45%[4]	0.32%	0.08%	0.04%	(0.04)%[4]
Expense waiver/reimbursement[5]	0.06%[4]	0.12%	0.26%	0.41%	0.97%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$56,437	$33,753	$13,374	$1,017	$0[6]
Portfolio turnover	79%	121%	88%	91%	189%[7]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to July 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities
January 31, 2020 (unaudited)
Assets:
Investment in securities, at value including $81,135,919 of securities loaned, $99,765,108 of investment in affiliated holdings* and $1,584,689 of investment in an affiliated company* (identified cost $1,057,768,437)		$1,074,669,459
Cash		193
Income receivable		130,667
Income receivable from affiliated holdings		18,751
Receivable for investments sold		9,830,125
Receivable for shares sold		1,373,273
TOTAL ASSETS		1,086,022,468
Liabilities:
Payable for investments purchased	$4,656,137
Payable for shares redeemed	3,642,661
Payable for collateral due to broker for securities lending	86,847,726
Payable for investment adviser fee (Note 5)	20,291
Payable for administrative fee (Note 5)	1,827
Payable for distribution services fee (Note 5)	20,462
Payable for other service fees (Notes 2 and 5)	60,883
Accrued expenses (Note 5)	335,341
TOTAL LIABILITIES		95,585,328
Net assets for 51,590,613 shares outstanding		$990,437,140
Net Assets Consist of:
Paid-in capital		$942,720,541
Total distributable earnings (loss)		47,716,599
TOTAL NET ASSETS		$990,437,140
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($102,013,743 ÷ 5,462,324 shares outstanding), no par value, unlimited shares authorized	$18.68
Offering price per share (100/94.50 of $18.68)	$19.77
Redemption proceeds per share	$18.68
Class C Shares:
Net asset value per share ($30,736,892 ÷ 1,876,223 shares outstanding), no par value, unlimited shares authorized	$16.38
Offering price per share	$16.38
Redemption proceeds per share (99.00/100 of $16.38)	$16.22
Institutional Shares:
Net asset value per share ($801,249,789 ÷ 41,341,050 shares outstanding), no par value, unlimited shares authorized	$19.38
Offering price per share	$19.38
Redemption proceeds per share	$19.38
Class R6 Shares:
Net asset value per share ($56,436,716 ÷ 2,911,016 shares outstanding), no par value, unlimited shares authorized	$19.39
Offering price per share	$19.39
Redemption proceeds per share	$19.39
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Operations
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Dividends (including $103,805 received from an affiliated holding* and net of foreign taxes withheld of $5,977)			$5,852,250
Net income on securities loaned (includes $982,103 earned from affiliated holdings related to cash collateral balances*) (Note 2)			646,812
TOTAL INCOME			6,499,062
Expenses:
Investment adviser fee (Note 5)		$3,891,175
Administrative fee (Note 5)		383,920
Custodian fees		30,725
Transfer agent fee (Note 2)		585,557
Directors'/Trustees' fees (Note 5)		3,487
Auditing fees		14,212
Legal fees		4,835
Portfolio accounting fees		78,771
Distribution services fee (Note 5)		108,896
Other service fees (Notes 2 and 5)		139,214
Share registration costs		53,125
Printing and postage		35,631
Miscellaneous (Note 5)		20,156
TOTAL EXPENSES		5,349,704
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(317,717)
Reimbursement of other operating expenses (Notes 2 and 5)	(481,629)
TOTAL WAIVER AND REIMBURSEMENTS		(799,346)
Net expenses			4,550,358
Net investment income			1,948,704
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $38,683 on sales of investments in an affiliated company and holding*)			53,203,056
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $394,019 on investments in an affiliated company and holding*)			(61,442,979)
Net realized and unrealized gain (loss) on investments			(8,239,923)
Change in net assets resulting from operations			$(6,291,219)
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,948,704	$2,379,523
Net realized gain (loss)	53,203,056	(6,860,147)
Net change in unrealized appreciation/depreciation	(61,442,979)	(64,875,679)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(6,291,219)	(69,356,303)
Distributions to Shareholders:
Class A Shares	(241,559)	(2,316,631)
Class C Shares	—	(1,156,337)
Institutional Shares	(3,139,873)	(24,309,562)
Class R6 Shares	(217,595)	(927,672)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,599,027)	(28,710,202)
Share Transactions:
Proceeds from sale of shares	181,574,914	662,037,597
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Funds	244,171,911	—
Net asset value of shares issued to shareholders in payment of distributions declared	3,176,105	26,997,492
Cost of shares redeemed	(401,527,102)	(444,684,151)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	27,395,828	244,350,938
Change in net assets	17,505,582	146,284,433
Net Assets:
Beginning of period	972,931,558	826,647,125
End of period	$990,437,140	$972,931,558
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2020 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
On March 30, 2017, the Fund's T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
On November 15, 2019, the Fund acquired all of the net assets of PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Value Fund, and PNC Small Cap Fund (each an “Acquired Fund” or collectively, the “Acquired Funds”), each an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by each Acquired Funds' shareholders on November 5, 2019. The purpose of the transaction was to combine portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund Share Class exchanged, a shareholder received the following shares of the Fund:
PNC Fund	Share Class Exchanged	Fund Shares Received
Multi-Factor Small Cap Core Fund	A	1.172 Class A Shares
	C	1.333 Class C Shares
	I	1.137 Institutional Shares
	R6	1.135 Class R6 Shares
Multi-Factor Small Cap Value Fund	A	1.042 Class A Shares
	C	1.039 Class C Shares
	I	1.102 Institutional Shares
Small Cap Fund	A	0.494 Class A Shares
	C	0.391 Class C Shares
	I	0.529 Institutional Shares
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The Fund received net assets from the Acquired Funds as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Funds' Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
12,798,626	$244,171,911	$71,610,835	$881,235,561	$1,125,407,472
1	Unrealized Appreciation is included in Acquired Fund Net Assets Received amount shown above.

Assuming the acquisition had been completed on August 1, 2019, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six-months ended January 31, 2020, were as follows:
Net investment income	$2,304,567
Net realized and unrealized gain on investments	20,396,427
Net increase in net assets resulting from operations	$22,700,994

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Fund's Statement of Operations and Statement of Change in Net Assets as of January 31, 2020.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar
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securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
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agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $799,346 is disclosed in this Note 2 and Note 5. For the six months ended January 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$58,441	$(49,371)
Class C Shares	25,467	(21,941)
Institutional Shares	498,968	(410,317)
Class R6 Shares	2,681	—
TOTAL	$585,557	$(481,629)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$103,279
Class C Shares	35,935
TOTAL	$139,214
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund
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on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$81,135,919	$86,847,726
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	488,448	$9,134,900	1,917,717	$36,807,080
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Funds	3,213,962	59,940,394	—	—
Shares issued to shareholders in payment of distributions declared	11,235	216,722	130,070	2,238,511
Shares redeemed	(1,883,881)	(35,291,898)	(1,926,776)	(36,450,543)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,829,764	$34,000,118	121,011	$2,595,048
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	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	101,178	$1,666,257	816,518	$14,448,516
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Funds	474,115	7,751,772	—	—
Shares issued to shareholders in payment of distributions declared	—	—	69,154	1,050,441
Shares redeemed	(412,672)	(6,764,782)	(768,042)	(12,785,661)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	162,621	$2,653,247	117,630	$2,713,296

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,767,166	$150,633,224	29,605,182	$578,572,031
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Funds	8,269,174	160,173,907	—	—
Shares issued to shareholders in payment of distributions declared	140,422	2,809,864	1,278,403	22,792,305
Shares redeemed	(17,828,850)	(345,695,004)	(20,198,281)	(386,462,699)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,652,088)	$(32,078,009)	10,685,304	$214,901,637

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,042,198	$20,140,533	1,525,579	$32,209,970
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Funds	841,375	16,305,838	—	—
Shares issued to shareholders in payment of distributions declared	7,469	149,519	51,362	916,235
Shares redeemed	(702,641)	(13,775,418)	(463,823)	(8,985,248)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,188,401	$22,820,472	1,113,118	$24,140,957
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,528,698	$27,395,828	12,037,063	$244,350,938
4. FEDERAL TAX INFORMATION
At January 31, 2020, the cost of investments for federal tax purposes was $1,057,768,437. The net unrealized appreciation of investments for federal tax purposes was $16,901,022. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $107,866,966 and net unrealized depreciation from investments for those securities having an excess of cost over value of $90,965,944.
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Under current tax rules, capital losses on securities transactions and foreign currency losses realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2019, for federal income tax purposes, post October losses of $16,883,740 were deferred to August 1, 2019.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund's average daily net assets. Prior to July 1, 2019, the annual advisory fee was 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2020, the Adviser voluntarily waived $280,394 of its fee and voluntarily reimbursed $481,629 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2020, the Adviser reimbursed $37,323.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$108,896
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended January 31, 2020, FSC retained $34,192 of fees paid by the Fund. For the six months ended January 31, 2020, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended January 31, 2020, FSSC received $879 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2020, FSC retained $1,705 in sales charges from the sale of Class A Shares. FSC also retained $138 and $1,319 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2020, were as follows:
Purchases	$738,114,077
Sales	$931,727,818
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2020, the Fund had no outstanding loans. During the six months ended January 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
9. SUBSEQUENT EVENTs
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes MDT Series and Federated Hermes MDT Small Cap Core Fund, respectively.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$992.00	$5.66
Class C Shares	$1,000	$987.90	$9.39
Institutional Shares	$1,000	$992.90	$4.41
Class R6 Shares	$1,000	$993.40	$4.36
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.40	$5.74
Class C Shares	$1,000	$1,015.60	$9.53
Institutional Shares	$1,000	$1,020.70	$4.47
Class R6 Shares	$1,000	$1,020.70	$4.42
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.88%
Institutional Shares	0.88%
Class R6 Shares	0.87%
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Evaluation and Approval of Advisory Contract–May 2019
Federated MDT Small Cap Core Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated MDTA LLC (the “Adviser”) and its affiliates (collectively “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the
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Board was satisfied that the overall expense structure of the Fund remained competitive. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund in an agreed upon amount, such reduction to be effective July 1, 2019.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
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Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' investment objectives or investment management techniques, or the costs to implement funds, even within the same Peer Group, and that the CCO had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group. In addition, the Board was informed by the Adviser that the Fund outperformed its benchmark index for the three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its
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receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
In 2016, the Board approved a reduction of 16 basis points in the contractual advisory fee. In 2018, the Board approved a reduction of 14 basis points in the contractual advisory fee. This change was intended to more closely align the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers. In 2019, the Board approved a further reduction of 5 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared
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with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated MDT Small Cap Core Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
CUSIP 31421R627
36359 (3/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2020
Share Class | Ticker	A | QASGX	C | QCSGX	Institutional | QISGX
R6 | QLSGX

Federated MDT Small Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated MDT Small Cap Growth Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2019 through January 31, 2020. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At January 31, 2020, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	27.8%
Industrials	18.8%
Information Technology	18.4%
Consumer Discretionary	13.6%
Financials	7.0%
Real Estate	5.6%
Materials	2.2%
Communication Services	2.1%
Consumer Staples	2.0%
Energy	0.8%
Utilities	0.2%
Securities Lending Collateral[2]	9.7%
Cash Equivalents[3]	1.3%
Other Assets and Liabilities—Net[4]	(9.5)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
January 31, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—98.5%
		Communication Services—2.1%
167,369	[1]	Cogent Communications Holdings, Inc.	$11,871,483
46,124	[1,2]	EverQuote, Inc.	1,692,290
176,359	[2]	Imax Corp.	2,916,978
94,664	[1]	Meredith Corp.	2,844,653
9,856	[2]	TechTarget, Inc.	250,244
		TOTAL	19,575,648
		Consumer Discretionary—13.6%
98,174	[2]	Asbury Automotive Group, Inc.	9,468,882
74,707	[2]	Boot Barn Holdings, Inc.	3,135,453
7,478	[1]	Brinker International, Inc.	319,236
282,317	[2]	CROCs, Inc.	10,702,637
82,508	[2]	Deckers Outdoor Corp.	15,751,602
237,293	[2]	Denny's Corp.	4,857,388
471,728	[2]	Everi Holdings, Inc.	5,896,600
72,881	[2]	Installed Building Products, Inc.	5,402,668
125,996	[1,2]	iRobot Corp.	5,928,112
9,008		Johnson Outdoors, Inc., Class A	708,029
60,887		Lithia Motors, Inc., Class A	8,258,713
64,249		M.D.C. Holdings, Inc.	2,707,453
85,833	[2]	MarineMax, Inc.	1,710,652
28,059	[2]	Perdoceo Education Corp.	498,889
263,481		Rent-A-Center, Inc.	7,675,201
20,531	[2]	Scientific Games Corp.	509,990
359,874	[1,2]	SeaWorld Entertainment, Inc.	12,401,258
66,861	[2]	Sleep Number Corp.	3,449,359
71,112		Steven Madden Ltd.	2,742,079
47,156	[2]	TopBuild Corp.	5,399,833
158,723	[1]	Wingstop, Inc.	14,724,733
129,835	[1,2]	YETI Holdings, Inc.	4,720,801
		TOTAL	126,969,568
		Consumer Staples—2.0%
11,966	[1]	Coca-Cola Bottling Co.	3,240,512
111,332	[2]	elf Beauty, Inc.	1,745,686
57,547	[2]	Freshpet, Inc.	3,618,555
10,322		J&J Snack Foods Corp.	1,711,801
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Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
5,354		MGP Ingredients, Inc.	$182,357
126,958	[2]	Performance Food Group Co.	6,575,155
2,971		Sanfilippo (John B. & Sons), Inc.	250,455
2,243	[2]	The Boston Beer Co., Inc., Class A	799,360
71,869		Vector Group Ltd.	944,359
		TOTAL	19,068,240
		Energy—0.8%
232,373	[2]	CONSOL Energy, Inc.	1,889,193
95,920	[1]	CVR Energy, Inc.	3,319,791
852,888	[1,2]	Denbury Resources, Inc.	840,095
66,610	[2]	Par Petroleum Corp.	1,340,193
		TOTAL	7,389,272
		Financials—7.0%
5,919	[2]	Atlantic Capital Bancshares, Inc.	111,692
94,055	[2]	Enova International, Inc.	2,357,018
206,578		Essent Group Ltd.	10,248,335
50,361	[1]	FB Financial Corp.	1,795,370
343,951	[2]	Green Dot Corp.	10,346,046
40,460		Guaranty Bancshares, Inc.	1,238,076
86,140		Kinsale Capital Group, Inc.	9,838,911
47,578	[1]	Lakeland Financial Corp.	2,257,100
255,404	[2]	NMI Holdings, Inc.	8,152,496
71,439		National Bank Holdings Corp.	2,328,911
528,021	[1]	National General Holdings Corp.	11,495,017
28,658	[2]	Palomar Holdings, Inc.	1,531,770
49,106		Selective Insurance Group, Inc.	3,253,272
9,625		Wesbanco, Inc.	318,780
		TOTAL	65,272,794
		Health Care—27.8%
3,327	[2]	Acceleron Pharma, Inc.	302,025
65,606	[1,2]	Acer Therapeutics, Inc.	249,303
32,817	[1,2]	Addus Homecare Corp.	3,095,956
51,904	[2,3]	Adeptus Health, Inc.	0
132,303	[1,2]	Aimmune Therapeutics, Inc.	4,108,008
42,468	[2]	Alphatec Holdings, Inc.	295,577
28,151	[1,2]	Amedisys, Inc.	4,968,370
272,232	[1,2]	Amneal Pharmaceuticals, Inc.	1,222,322
33,466	[1,2]	Applied Therapeutics, Inc.	1,755,961
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Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
77,536	[2]	Arena Pharmaceuticals, Inc.	$3,542,620
76,066	[2]	Arvinas, Inc.	3,686,158
230,803	[2]	Assertio Therapeutics, Inc.	246,959
22,116	[1,2]	AtriCure, Inc.	860,312
16,873	[1,2]	Axsome Therapeutics, Inc.	1,464,914
5,675	[2]	Bioxcel Therapeutics, Inc.	94,035
140,335		CONMED Corp.	14,269,263
48,919	[2]	Cardiovascular Systems, Inc.	2,220,433
3,829	[2]	Catalyst Pharmaceutical Partners, Inc.	15,737
13,946	[2]	ChemoCentryx, Inc.	591,589
127,396	[2]	Collegium Pharmaceutical, Inc.	2,562,571
57,526	[2]	Cue Biopharma, Inc.	872,669
27,220	[2]	Cutera, Inc.	767,060
97,946	[2]	Cymabay Therapeutics, Inc.	150,837
137,730	[1,2]	Deciphera Pharmaceuticals, Inc.	8,626,030
232,175	[2]	Dicerna Pharmaceuticals, Inc.	4,584,295
166,400	[1,2]	Epizyme, Inc.	3,482,752
73,175	[1,2]	Evofem Biosciences, Inc.	362,216
69,780	[1,2]	Flexion Therapeutics, Inc.	1,222,546
157,896	[1,2]	Global Blood Therapeutics, Inc.	10,304,293
129,710	[2]	Globus Medical, Inc.	6,781,239
63,040	[2]	GlycoMimetics, Inc.	269,811
49,451	[2]	Haemonetics Corp.	5,310,543
203,445	[2]	Halozyme Therapeutics, Inc.	3,861,386
110,368	[1,2]	Immunogen, Inc.	521,489
292,994	[1,2]	Immunomedics, Inc.	5,440,899
117,116	[2]	Inogen, Inc.	5,184,725
34,560	[1,2]	Inovalon Holdings, Inc.	700,186
26,417	[2]	Integer Holdings Corp.	2,256,012
44,079	[1,2]	Intercept Group, Inc.	4,073,340
460,745	[1,2]	Ironwood Pharmaceuticals, Inc.	5,565,800
87,971	[1,2]	Kadmon Holdings, Inc.	403,787
444,517	[1,2]	Karyopharm Therapeutics, Inc.	7,178,950
10,300	[2]	LHC Group, Inc.	1,501,225
122,863		LeMaitre Vascular, Inc.	4,421,225
17,150	[2]	MacroGenics, Inc.	158,638
258,216	[2]	Medpace Holdings, Inc.	22,090,379
25,494	[2]	Molecular Templates, Inc., Class THL	380,880
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
84,359	[2]	Momenta Pharmaceuticals, Inc.	$2,448,098
56,566	[2]	Natera, Inc.	1,980,376
4,056		National Healthcare Corp.	340,380
171,032	[2]	NeoGenomics, Inc.	5,512,361
6,364	[2]	Neuronetics, Inc.	23,101
55,566	[2]	Nevro Corp.	7,385,277
94,315	[2]	NuVasive, Inc.	7,273,573
6,561	[2]	Omnicell, Inc.	533,278
9,595	[1,2]	Orthofix Medical, Inc.	415,080
26,510	[2]	PDL BioPharma, Inc.	87,218
29,280	[2]	PTC Therapeutics, Inc.	1,507,920
9,990	[2]	Principia Biopharma, Inc.	525,973
434,773	[1,2]	Puma Biotechnology, Inc.	3,417,316
351,556	[2]	R1 RCM, Inc.	4,394,450
110,920	[2]	Radius Health, Inc.	1,947,755
9,577	[2]	Reata Pharmaceuticals, Inc.	2,095,352
311,588	[2]	Recro Pharma, Inc.	5,138,086
189,355	[2]	Repligen Corp.	19,009,348
51,728	[1,2]	Rocket Pharmaceuticals, Inc.	1,059,389
473,236	[2]	Select Medical Holdings Corp.	10,808,710
24,554		Simulations Plus, Inc.	799,969
4,198	[2]	Tandem Diabetes Care, Inc.	319,216
88,483	[1,2]	Teladoc, Inc.	8,999,606
343,787	[2]	Tenet Healthcare Corp.	10,877,421
87,380	[1,2]	Tg Therapeutics, Inc.	1,241,670
4,830	[2]	The Joint Corp.	80,661
78,611	[2]	Theravance Biopharma, Inc.	2,191,675
9,295	[2]	Turning Point Therapeutics, Inc.	543,757
79,250	[2]	Vanda Pharmaceuticals, Inc.	1,010,437
16,956	[2]	Verrica Pharmaceuticals, Inc.	246,032
476,071	[2]	Voyager Therapeutics, Inc.	5,251,063
		TOTAL	259,489,873
		Industrials—18.8%
117,527	[1,2]	Aerovironment, Inc.	7,828,473
19,519		Albany International Corp., Class A	1,361,841
6,921		Allegiant Travel Co.	1,163,005
28,679		Astec Industries, Inc.	1,182,722
473,619	[2]	Atkore International Group, Inc.	18,802,674
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
433,369	[2]	Builders Firstsource, Inc.	$10,745,384
125,093	[2]	Casella Waste Systems, Inc.	6,403,511
96,757	[1,2]	Cimpress PLC	11,575,040
11,402		Comfort Systems USA, Inc.	529,053
108,990	[2]	Commercial Vehicle Group, Inc.	543,860
80,446		Deluxe Corp.	3,877,497
163,237	[2]	Echo Global Logistics, Inc.	3,163,533
114,193		Emcor Group, Inc.	9,383,239
277,609	[1]	Exponent, Inc.	20,201,607
172,970	[1]	Federal Signal Corp.	5,562,715
8,538		Forward Air Corp.	558,812
9,985	[2]	Franklin Covey Co.	317,523
325,506	[2]	GMS, Inc.	8,697,520
149,453	[2]	Generac Holdings, Inc.	15,481,836
168,512		Heidrick & Struggles International, Inc.	4,789,111
24,663		MSA Safety, Inc.	3,344,303
50,407		Marten Transport Ltd.	1,046,449
147,455	[2]	Mastec, Inc.	8,515,526
66,574	[1,2]	Mercury Systems, Inc.	5,109,555
83,986		Miller Herman, Inc.	3,246,059
18,906		Mueller Industries, Inc.	551,488
11,935	[2]	Radiant Logistics, Inc.	57,646
93,870		Rush Enterprises, Inc.	4,036,410
101,151	[2]	SPX Corp.	4,963,480
26,378	[2]	Saia, Inc.	2,297,524
49,409	[2]	Siteone Landscape Supply, Inc.	4,770,439
109,506		Spartan Motors, Inc.	1,861,602
20,013	[2]	Taser International, Inc.	1,537,199
206,986	[1,2]	Upwork, Inc.	1,900,131
		TOTAL	175,406,767
		Information Technology—18.4%
88,948	[2]	ACI Worldwide, Inc.	3,064,259
6,660	[2]	Alarm.com Holdings, Inc.	292,574
44,837	[2]	Ambarella, Inc.	2,651,660
2,344	[2]	AppFolio, Inc.	308,095
20,889	[1]	Blackbaud, Inc.	1,636,235
20,770	[2]	Bottomline Technologies, Inc.	1,113,272
265,409	[1,2]	Cardtronics, Inc.	11,943,405
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
26,820	[2]	Ciena Corp.	$1,090,769
32,865	[1,2]	Coda Octopus Group, Inc.	206,721
136,670	[2]	Commvault Systems, Inc.	6,152,883
224,179	[2]	Cornerstone OnDemand, Inc.	13,181,725
71,073	[2]	Diebold Nixdorf, Inc.	818,050
177,220	[1,2]	Digital Turbine, Inc.	1,105,853
3,966	[2]	Envestnet, Inc.	312,798
300,422		Evertec, Inc.	10,085,167
128,659	[2]	Evo Payments, Inc.	3,565,141
51,421	[2]	Exela Technologies, Inc.	19,314
8,271	[2]	Exlservice Holding, Inc.	604,693
79,968	[1,2]	Five9, Inc.	5,736,105
13,676	[2]	I3 Verticals, Inc.	441,598
178,480	[1,2]	Inphi Corp.	13,557,341
65,864	[1,2]	Insight Enterprises, Inc.	4,338,462
15,534	[1,2]	Intelligent Systems Corp.	659,418
111,296	[2]	Itron, Inc.	9,098,448
120,526	[1,2]	j2 Global, Inc.	11,553,622
355,251	[2]	Model N, Inc.	11,080,279
51,917	[2]	OSI Systems, Inc.	4,492,897
39,547	[2]	Paylocity Corp.	5,611,324
408,365	[1,2]	Perficient, Inc.	20,295,740
43,074		Power Integrations, Inc.	4,207,038
18,535	[1]	Progress Software Corp.	836,485
79,642	[2]	Qualys, Inc.	6,828,505
208,090	[2]	SPS Commerce, Inc.	11,825,755
30,827	[1,2]	SVMK, Inc.	544,097
96,425	[1,2]	ShotSpotter, Inc.	2,646,866
20,281	[2]	Unisys Corp.	196,928
20,199	[2]	Viavi Solutions, Inc.	284,806
		TOTAL	172,388,328
		Materials—2.2%
5,049	[1]	Compass Minerals International, Inc.	292,287
176,631	[1,2]	Forterra, Inc.	2,287,371
107,983	[1]	Fuller (H.B.) Co.	4,989,894
41,244		Kaiser Aluminum Corp.	4,130,587
20,987	[2]	Koppers Holdings, Inc.	658,572
227,295		Myers Industries, Inc.	3,677,633
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
86,100	[2,3]	Rentech, Inc.	$0
124,673	[2]	Ryerson Holding Corp.	1,277,898
99,636		Trinseo SA	2,861,546
		TOTAL	20,175,788
		Real Estate—5.6%
50,034		American Assets Trust, Inc.	2,279,549
157,893		EastGroup Properties, Inc.	21,484,500
39,447		National Health Investors, Inc.	3,328,538
37,501		National Storage Affiliates Trust	1,280,659
232,999		Newmark Group, Inc.	2,742,398
68,147		NexPoint Residential Trust, Inc.	3,325,574
267,204	[1]	QTS Realty Trust, Inc.	15,198,564
37,578		RMR Group, Inc./The	1,731,218
18,779		Urstadt Biddle Properties, Inc., Class A	425,720
47,847		Whitestone Project	626,796
		TOTAL	52,423,516
		Utilities—0.2%
124,867		TerraForm Power, Inc.	2,258,844
		TOTAL COMMON STOCKS (IDENTIFIED COST $855,380,868)	920,418,638
		INVESTMENT COMPANIES—11.0%
35,232,745		Federated Government Obligations Fund, Premier Shares, 1.49%[4]	35,232,745
67,619,832		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.71%[4]	67,640,117
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $102,872,519)	102,872,862
		TOTAL INVESTMENT IN SECURITIES—109.5% (IDENTIFIED COST $958,253,387)[5]	1,023,291,500
		OTHER ASSETS AND LIABILITIES - NET—(9.5)%[6]	(88,973,185)
		TOTAL NET ASSETS—100%	$934,318,315
Semi-Annual Shareholder Report
8

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2020, were as follows:
ShotSpotter, Inc.
Information Technology
Balance of Shares Held 7/31/2019	—
Purchases/Additions	101,939
Sales/Reductions	(5,514)
Balance of Shares Held 1/31/2020	96,425
Value	$2,646,866
Change in Unrealized Appreciation/Depreciation	$642,009
Net Realized Gain/(Loss)	$9,934
Dividend Income	$—
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2020, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total Affiliated Transactions
Balance of Shares Held 7/31/2019	34,589,446	67,411,680	102,001,126
Purchases/Additions	160,971,917	300,967,150	461,939,067
Sales/Reductions	(160,328,618)	(300,758,998)	(461,087,616)
Balance of Shares Held 1/31/2020	35,232,745	67,619,832	102,852,577
Value	$35,232,745	$67,640,117	$102,872,862
Change in Unrealized Appreciation/Depreciation	N/A	$(4,489)	$(4,489)
Net Realized Gain/(Loss)	N/A	$3,910	$3,910
Dividend Income	$326,114	$ 601,917	$928,031
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Non-income-producing security.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
Semi-Annual Shareholder Report
9

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$898,758,431	$—	$0	$898,758,431
International	21,660,207	—	—	21,660,207
Investment Companies	102,872,862	—	—	102,872,862
TOTAL SECURITIES	$1,023,291,500	$—	$0	$1,023,291,500
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$23.30	$25.67	$21.89	$17.66	$20.49	$17.39
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.08)[1]	(0.11)[1]	(0.08)[1]	(0.06)[1]	(0.12)[1]
Net realized and unrealized gain (loss)	0.20	(0.84)	5.09	4.63	0.32	3.22
TOTAL FROM INVESTMENT OPERATIONS	0.17	(0.92)	4.98	4.55	0.26	3.10
Less Distributions:
Distributions from net realized gain	—	(1.45)	(1.20)	(0.32)	(3.09)	—
Net Asset Value, End of Period	$23.47	$23.30	$25.67	$21.89	$17.66	$20.49
Total Return[2]	0.73%	(2.83)%	23.50%	26.00%	2.30%	17.83%
Ratios to Average Net Assets:
Net expenses	1.13%[3]	1.13%	1.14%	1.15%	1.13%	1.54%
Net investment income (loss)	(0.27)%[3]	(0.36)%	(0.48)%	(0.39)%	(0.34)%	(0.66)%
Expense waiver/reimbursement[4]	0.25%[3]	0.29%	0.44%	0.70%	1.00%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$105,006	$82,170	$82,953	$47,681	$29,707	$32,136
Portfolio turnover	86%	142%	129%	118%	198%	121%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.32	$22.77	$19.69	$16.03	$19.03	$16.27
Income From Investment Operations:
Net investment income (loss)	(0.10)[1]	(0.23)[1]	(0.26)[1]	(0.21)[1]	(0.17)[1]	(0.25)[1]
Net realized and unrealized gain (loss)	0.18	(0.77)	4.54	4.19	0.26	3.01
TOTAL FROM INVESTMENT OPERATIONS	0.08	(1.00)	4.28	3.98	0.09	2.76
Less Distributions:
Distributions from net realized gain	—	(1.45)	(1.20)	(0.32)	(3.09)	—
Net Asset Value, End of Period	$20.40	$20.32	$22.77	$19.69	$16.03	$19.03
Total Return[2]	0.39%	(3.58)%	22.54%	25.08%	1.51%	16.96%
Ratios to Average Net Assets:
Net expenses	1.88%[3]	1.88%	1.89%	1.90%	1.88%	2.31%
Net investment income (loss)	(1.03)%[3]	(1.12)%	(1.23)%	(1.15)%	(1.09)%	(1.44)%
Expense waiver/reimbursement[4]	0.21%[3]	0.29%	0.41%	0.66%	1.00%	0.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,163	$22,639	$18,008	$10,007	$3,941	$3,571
Portfolio turnover	86%	142%	129%	118%	198%	121%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.37	$26.71	$22.67	$18.24	$21.01	$17.79
Income From Investment Operations:
Net investment income (loss)	(0.00)[1,2]	(0.02)[1]	(0.06)[1]	(0.03)[1]	(0.02)[1]	(0.08)[1]
Net realized and unrealized gain (loss)	0.21	(0.87)	5.30	4.78	0.34	3.30
TOTAL FROM INVESTMENT OPERATIONS	0.21	(0.89)	5.24	4.75	0.32	3.22
Less Distributions:
Distributions from net realized gain	—	(1.45)	(1.20)	(0.32)	(3.09)	—
Net Asset Value, End of Period	$24.58	$24.37	$26.71	$22.67	$18.24	$21.01
Total Return[3]	0.86%	(2.60)%	23.85%	26.27%	2.56%	18.10%
Ratios to Average Net Assets:
Net expenses	0.88%[4]	0.88%	0.89%	0.90%	0.88%	1.30%
Net investment income (loss)	(0.03)%[4]	(0.10)%	(0.25)%	(0.15)%	(0.09)%	(0.43)%
Expense waiver/reimbursement[5]	0.18%[4]	0.25%	0.41%	0.63%	0.99%	0.60%
Supplemental Data:
Net assets, end of period (000 omitted)	$482,685	$455,597	$364,248	$112,742	$43,337	$36,706
Portfolio turnover	86%	142%	129%	118%	198%	121%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,			Period Ended 7/31/2016[1]
		2019	2018	2017
Net Asset Value, Beginning of Period	$24.36	$26.70	$22.67	$18.24	$16.25
Income From Investment Operations:
Net investment income (loss)	(0.00)[2,3]	(0.02)[2]	(0.06)[2]	(0.01)[2]	(0.07)[2]
Net realized and unrealized gain (loss)	0.23	(0.87)	5.29	4.76	2.06
TOTAL FROM INVESTMENT OPERATIONS	0.23	(0.89)	5.23	4.75	1.99
Less Distributions:
Distributions from net realized gain	—	(1.45)	(1.20)	(0.32)	—
Net Asset Value, End of Period	$24.59	$24.36	$26.70	$22.67	$18.24
Total Return[4]	0.94%	(2.60)%	23.81%	26.27%	12.25%
Ratios to Average Net Assets:
Net expenses	0.87%[5]	0.87%	0.88%	0.88%	0.87%[5]
Net investment income (loss)	(0.03)%[5]	(0.07)%	(0.24)%	(0.04)%	(0.41)%[5]
Expense waiver/reimbursement[6]	0.08%[5]	0.15%	0.30%	0.42%	0.66%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$325,465	$333,059	$89,307	$24,795	$0[7]
Portfolio turnover	86%	142%	129%	118%	198%[8]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to July 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than $1,000.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
January 31, 2020 (unaudited)
Assets:
Investment in securities, at value including $85,543,278 of securities loaned and including $102,872,862 of investment in affiliated holdings* (identified cost $958,253,387)		$1,023,291,500
Cash		138
Income receivable		79,087
Income receivable from an affiliated holding		19,899
Receivable for investments sold		10,986,182
Receivable for shares sold		921,469
TOTAL ASSETS		1,035,298,275
Liabilities:
Payable for investments purchased	$6,408,512
Payable for shares redeemed	3,747,062
Payable for collateral due to broker for securities lending	90,421,745
Payable to adviser (Note 5)	18,925
Payable for administrative fees (Note 5)	1,701
Payable for distribution services fee (Note 5)	14,036
Payable for other service fees (Notes 2 and 5)	59,379
Accrued expenses (Note 5)	308,600
TOTAL LIABILITIES		100,979,960
Net assets for 38,386,083 shares outstanding		$934,318,315
Net Assets Consist of:
Paid-in capital		$858,122,063
Total distributable earnings (loss)		76,196,252
TOTAL NET ASSETS		$934,318,315
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($105,005,559 ÷ 4,474,214 shares outstanding), no par value, unlimited shares authorized	$23.47
Offering price per share (100/94.50 of $23.47)	$24.84
Redemption proceeds per share	$23.47
Class C Shares:
Net asset value per share ($21,162,934 ÷ 1,037,442 shares outstanding), no par value, unlimited shares authorized	$20.40
Offering price per share	$20.40
Redemption proceeds per share (99.00/100 of $20.40)	$20.20
Institutional Shares:
Net asset value per share ($482,685,273 ÷ 19,637,654 shares outstanding), no par value, unlimited shares authorized	$24.58
Offering price per share	$24.58
Redemption proceeds per share	$24.58
Class R6 Shares:
Net asset value per share ($325,464,549 ÷ 13,236,773 shares outstanding), no par value, unlimited shares authorized	$24.59
Offering price per share	$24.59
Redemption proceeds per share	$24.59
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Dividends (including $124,171 received from an affiliated holding* and net of foreign taxes withheld of $56)			$3,368,860
Net income on securities loaned (includes $803,860 earned from affiliated holdings related to cash collateral balances*) (Note 2)			571,794
TOTAL INCOME			3,940,654
Expenses:
Investment adviser fee (Note 5)		$3,702,201
Administrative fee (Note 5)		364,917
Custodian fees		32,060
Transfer agent fee		473,465
Directors'/Trustees' fees (Note 5)		3,299
Auditing fees		13,842
Legal fees		4,835
Portfolio accounting fees		78,104
Distribution services fee (Note 5)		78,952
Other service fees (Notes 2 and 5)		138,990
Share registration costs		48,985
Printing and postage		37,436
Miscellaneous (Note 5)		18,501
TOTAL EXPENSES		4,995,587
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(358,718)
Reimbursement of other operating expenses (Notes 2 and 5)	(339,927)
TOTAL WAIVER AND REIMBURSEMENTS		(698,645)
Net expenses			4,296,942
Net investment income (loss)			(356,288)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $3,910 on sales of investments in an affiliated holding*)			18,262,895
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(4,489) on investments in an affiliated holding*)			(6,662,325)
Net realized and unrealized gain (loss) on investments			11,600,570
Change in net assets resulting from operations			$11,244,282
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(356,288)	$(1,133,718)
Net realized gain	18,262,895	2,812,140
Net change in unrealized appreciation/depreciation	(6,662,325)	(10,118,739)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,244,282	(8,440,317)
Distributions to Shareholders:
Class A Shares	—	(4,694,682)
Class C Shares	—	(1,802,870)
Institutional Shares	—	(21,193,835)
Class R6 Shares	—	(10,244,004)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(37,935,391)
Share Transactions:
Proceeds from sale of shares	165,176,403	662,802,599
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Multi-Factor Small Cap Growth Fund	102,652,108	—
Net asset value of shares issued to shareholders in payment of distributions declared	—	32,928,721
Cost of shares redeemed	(238,219,743)	(310,406,395)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	29,608,768	385,324,925
Change in net assets	40,853,050	338,949,217
Net Assets:
Beginning of period	893,465,265	554,516,048
End of period	$934,318,315	$893,465,265
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2020 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
On March 30, 2017, the Fund's T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
On November 15, 2019, the Fund acquired all of the net assets of PNC Multi-Factor Small Cap Growth Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund's Class A Shares exchanged, a shareholder received 0.896 shares of the Fund's Class A Shares.
For every one share of the Acquired Fund's Class C Shares exchanged, a shareholder received 0.971 shares of the Fund's Class C Shares.
For every one share of the Acquired Fund's Class I Shares exchanged, a shareholder received 0.883 shares of the Fund's Institutional Shares.
For every one share of the Acquired Fund's Class R6 Shares exchanged, a shareholder received 0.883 shares of the Fund's R6 Shares.
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The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund's Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
4,360,352	$102,652,108	$20,727,223	$897,256,665	$999,908,773
1	Unrealized Appreciation is included in the Net Assets Received amount shown above.

Assuming the acquisition had been completed on August 1, 2019, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2020, were as follows:
Net investment income (loss)	$(324,682)
Net realized and unrealized gain on investments	$15,133,143
Net increase in net assets resulting from operations	$14,808,461

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund's Statement of Operations and Statement of Changes in Net Assets as of January 31, 2020.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
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■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $698,645 is disclosed in various locations in this Note 2 and Note 5. For the six months ended January 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$94,277	$(79,340)
Class C Shares	18,143	(14,451)
Institutional Shares	324,293	(246,136)
Class R6 Shares	36,752	—
TOTAL	$473,465	$(339,927)
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$112,975
Class C Shares	26,015
TOTAL	$138,990
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund
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on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$85,543,278	$90,421,745
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	291,338	$6,628,502	1,528,971	$35,808,747
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	1,446,327	33,251,055	—	—
Shares issued to shareholders in payment of distributions declared	—	—	206,833	4,264,901
Shares redeemed	(790,740)	(18,230,469)	(1,439,941)	(34,081,411)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	946,925	$21,649,088	295,863	$5,992,237
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	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	59,137	$1,184,448	861,349	$19,805,308
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	182,602	3,655,701	—	—
Shares issued to shareholders in payment of distributions declared	—	—	84,088	1,519,470
Shares redeemed	(318,234)	(6,310,365)	(622,248)	(12,775,267)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(76,495)	$(1,470,216)	323,189	$8,549,511

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,631,835	$110,397,412	13,009,742	$313,124,900
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	2,548,202	61,335,218	—	—
Shares issued to shareholders in payment of distributions declared	—	—	906,635	19,519,847
Shares redeemed	(6,240,630)	(151,534,625)	(8,855,829)	(217,649,803)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	939,407	$20,198,005	5,060,548	$114,994,944

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,967,025	$46,966,041	11,880,605	$294,063,644
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	183,221	4,410,134	—	—
Shares issued to shareholders in payment of distributions declared	—	—	354,134	7,624,503
Shares redeemed	(2,584,647)	(62,144,284)	(1,908,361)	(45,899,914)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(434,401)	$(10,768,109)	10,326,378	$255,788,233
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,375,436	$29,608,768	16,005,978	$385,324,925
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4. FEDERAL TAX INFORMATION
At January 31, 2020, the cost of investments for federal tax purposes was $958,253,387. The net unrealized appreciation of investments for federal tax purposes was $65,038,113. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $112,790,411 and net unrealized depreciation from investments for those securities having an excess of cost over value of $47,752,298.
Under current tax rules, capital losses on securities transactions and foreign currency losses realized after October 31 and a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2019, for federal income tax purposes, post October losses of $1,434,499 and a late year ordinary loss of $658,953 were deferred to August 1, 2019.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2020, the Adviser voluntarily waived $326,515 of its fee and voluntarily reimbursed $339,927 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2020, the Adviser reimbursed $32,203.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$78,952
For the six months ended January 31, 2020, FSC retained $12,861 fees paid by the Fund.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2020, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2020, FSC retained $947 in sales charges from the sale of Class A Shares. FSC also retained $635 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2020, FSSC received $5,118 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2020; or (b) the date of the Fund's next effective
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Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2020, were as follows:
Purchases	$770,093,193
Sales	$835,808,874
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2020, the Fund had no outstanding loans. During the six months ended January 31, 2020, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
10. SUBSEQUENT EVENTs
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes MDT Series and Federated Hermes MDT Small Cap Growth Fund, respectively.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,007.30	$5.70
Class C Shares	$1,000	$1,003.90	$9.47
Institutional Shares	$1,000	$1,008.60	$4.44
Class R6 Shares	$1,000	$1,009.40	$4.39
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.50	$5.74
Class C Shares	$1,000	$1,015.70	$9.53
Institutional Shares	$1,000	$1,020.70	$4.47
Class R6 Shares	$1,000	$1,020.80	$4.42
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.88%
Institutional Shares	0.88%
Class R6 Shares	0.87%
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31

Evaluation and Approval of Advisory Contract–May 2019
Federated MDT Small Cap Growth Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated MDTA LLC (the “Adviser”) and its affiliates (collectively “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Semi-Annual Shareholder Report
33

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other
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34

factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund Peer Groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the Peer Group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its Peer Group. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund in an agreed upon amount, such reduction to be effective July 1, 2019.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and
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35

responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' investment objectives or investment management techniques, or the costs to implement funds, even within the same Peer Group, and that the CCO had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the three-year and five-year periods was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year period. In addition, the Board was informed by the Adviser that the Fund outperformed its benchmark index for the one-year, three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
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36

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
In 2016, the Board approved a reduction of 16 basis points in the contractual advisory fee. In 2018, the Board approved a reduction of 14 basis points in the contractual advisory fee. This change was intended to more closely align the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers. In 2019, the Board approved a further reduction of 5 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
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The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the
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38

information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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39

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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41

Federated MDT Small Cap Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R767
CUSIP 31421R759
CUSIP 31421R619
36367 (3/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 23, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2020